UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number  811-22668

ETF Series Solutions
(Exact name of registrant as specified in charter)

615 East Michigan Street
Milwaukee, WI 53202
(Address of principal executive offices) (Zip code)

Kristina Nelson
ETF Series Solutions
615 East Michigan Street
Milwaukee, WI 53202
(Name and address of agent for service)

(414) 765-6076
Registrant's telephone number, including area code

Date of fiscal year end: August 31

Date of reporting period: August 31, 2019

Item 1. Reports to Stockholders.

Annual Report
August 31, 2019

VIDENT INTERNATIONAL EQUITY FUND
Ticker: VIDI

VIDENT CORE U.S. EQUITY FUND
Ticker: VUSE

VIDENT CORE U.S. BOND STRATEGY ETF
Ticker: VBND

Beginning on January 1, 2021, as permitted by regulations adopted by the U.S. Securities and Exchange Commission, paper copies of the Funds’ shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the Funds’ reports from your financial intermediary, such as a broker-dealer or bank. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. Please contact your financial intermediary to elect to receive shareholder reports and other Fund communications electronically.

You may elect to receive all future reports in paper free of charge. Please contact your financial intermediary to inform them that you wish to continue receiving paper copies of shareholder reports and for details about whether your election to receive reports in paper will apply to all funds held with your financial intermediary.

VIDENT FUNDS

VIDENT INTERNATIONAL EQUITY FUND

Dear Shareholders,

On behalf of the entire team, we want to express our appreciation for the confidence you have placed in the Vident International Equity Fund (“VIDI” or the “Fund”). The following information pertains to the fiscal year of September 1, 2018 through August 31, 2019 (the “Period”). The Fund seeks to track the total return performance, before fees and expenses, of the Vident Core International Equity Index (the “Index”). This rules-based index strategy seeks to provide investors with a well-diversified set of global equities exposures across countries, regions and stocks. The Index’s quantitative driven methodology begins by emphasizing countries with more favorable conditions for investment as well as economic and financial market resilience. Then, the Index seeks to enhance investors’ stock exposures by systematically selecting higher quality stocks with more favorable valuations and with a confirming price trend.

The Fund had negative performance during the fiscal period ending on August 31, 2019. The market price for VIDI decreased 7.58% and the NAV decreased 7.61%, while the MSCI AC World Index ex USA, a broad international market index, detracted 3.27% over the same Period. The Fund’s Index fell 7.24%. Meanwhile, outstanding shares ended the Period at 25,200,000.

For the Period, the largest positive contributor to return was JBS SA (JBSS3 BZ), adding 0.75% to the return of the Fund, gaining 214.33% with an average weighting of 0.64%. The second largest contributor to return was Unimicron Technology Corporation (3037 TT), adding 0.35% to the return of the Fund, gaining 73.82% with an average weighting of 0.41%. The third largest contributor to return was Gazprom PJSC (OGZD LI), adding 0.33% to the return of the Fund, gaining 67.86% with an average weighting of 0.58%.

For the Period, the largest negative contributor to return was Mallinckrodt PLC (MNK US), detracting 0.67% from the return of the Fund, declining 80.24% with an average weighting of 0.45%. The security contributing second-most negatively was Royal Mail PLC (RMG LN), detracting 0.24% from the return of the Fund, and declining 52.14% with an average weighting of 0.31%. The third largest negative contributor to return was LG Innotek Company Ltd. (011070 KS), detracting 0.23% from the return of the Fund, and declining 41.92% with an average weight of 0.20%.

For the Period, the best performing security in the Fund was JBS SA (JBSS3 BZ), gaining 214.33% and contributing 0.75% to the return of the Fund. The second-best performing security for the period was Fortescue Metals Group Ltd. (FMG AU), gaining 132.70% and contributing 0.28% to the return of the Fund. The third-best performing security was Qualicorp Consultoria e Corretora de Seguros SA (QUAL3 BZ), gaining 93.18% for the period and contributing 0.21% to the return of the Fund.

VIDENT INTERNATIONAL EQUITY FUND

For the Period, the worst performing security in the Fund was Mallinckrodt PLC (MNK US), declining 80.24% and reducing the return of the Fund by 0.67%. The second-worst performing security in the Fund was Leoni AG (LEO GR), declining 68.57% and reducing the return of the Fund by 0.13%. The third-worst performing security in the Fund was Tata Motors Ltd. (TTM US), declining 55.69% and reducing the return of the Fund by 0.03%.

Sincerely,

Deborah K. Kimery, CFA
Chief Executive Officer, Vident Advisory, LLC

VIDENT CORE U.S. EQUITY FUND

Dear Shareholders,

On behalf of the entire team, we want to express our appreciation for the confidence you have placed in the Vident Core U.S. Equity Fund (“VUSE” or the “Fund”). The following information pertains to the fiscal year of September 1, 2018 through August 31, 2019 (the “Period”). The Fund seeks to track the total return performance, before fees and expenses, of the Vident Core U.S. Stock Index (the “Index”).  Quantitative research is integrated into the Index’s rules-based strategy that seeks to provide an index of higher quality U.S. companies across small, medium and large-capitalization ranges. This Index strategy represents a portfolio of U.S. equities that adhere to higher standards of corporate governance and forensic accounting.  In addition, the Index’s methodology seeks to favor companies with more attractive valuations.  The Index also seeks to mitigate some of the risks often associated with market capitalization-weighted indices, including issuer concentration.

The Fund had negative performance during the fiscal period ending on August 31, 2019. The market price for VUSE decreased 14.58% and the NAV decreased 14.49%, while the S&P 500 Index, a broad market index, gained 2.92% over the same period. The Fund’s Index fell 14.13% due to its value orientation in a Period where larger capitalization and growth stocks were outperformers. Meanwhile, outstanding shares ended the Period at 16,100,000.

For the Period, the largest positive contributor to return was Pilgrim’s Pride Corporation (PPC US), adding 0.23% to the return of the Fund, gaining 53.80% with an average weighting of 0.36%. The second largest contributor to return was Sinclair Broadcast Group, Inc. (SBGI US), adding 0.23% to the return of the Fund, gaining 46.63% with an average weighting of 0.40%. The third largest contributor to return was Tyson Foods, Inc. (TSN US), adding 0.22% to the return of the Fund, gaining 51.35% with an average weighting of 0.56%.

For the Period, the largest negative contributor to return was Conduent, Inc. (CNDT US), detracting 0.51% from the return of the Fund, and declining 71.92% with an average weighting of 0.40%. The security contributing second-most negatively was PG&E Corporation (PCG US), detracting 0.45% from the return of the Fund, and declining 82.70% with an average weight of 0.16%. The third largest negative contributor to return was DXC Technology Company (DXC US), detracting 0.41% from the return of the Fund, and declining 63.08% with an average weight of 0.45%.

For the Period, the best performing security in the Fund was Pilgrim’s Pride Corporation (PPC US), gaining 53.80% and contributing 0.23% to the return of the Fund. The second-best performing security for the Period was Tyson Foods, Inc. (TSN US), gaining 51.35% and contributing 0.22% to the return of the Fund. The third-best performing security was CSG Systems International, Inc. (CSGS US), gaining 47.48% for the Period and contributing 0.07% to the return of the Fund.

VIDENT CORE U.S. EQUITY FUND

For the Period, the worst performing security in the Fund was PG&E Corporation (PCG US), declining 82.70% and reducing the return of the Fund by 0.45%. The second-worst performing security in the Fund was Mammoth Energy Services, Inc. (TUSK US), declining 75.98% and reducing the return of the Fund by 0.21%. The third-worst performing security in the Fund was Unit Corporation (UNT US), declining 75.28% and reducing the return of the Fund by 0.24%.

Sincerely,

Deborah K. Kimery, CFA
Chief Executive Officer, Vident Advisory, LLC

VIDENT CORE U.S. BOND STRATEGY ETF

Dear Shareholders,

On behalf of the entire team, we want to express our appreciation for the confidence you have placed in the Vident Core U.S. Bond Strategy ETF (“VBND” or the “Fund”). The following information pertains to the fiscal year of  September 1, 2018 through August 31, 2019 (the “Period”). The Fund seeks to track the performance, before fees and expenses, of the Vident Core U.S. Bond Index (the “Index”). The Index seeks to diversify interest rate and credit risks through the application of time-tested principles.  The Index applies a systematic, rules-based strategy and seeks to diversify interest rate and credit risks across core U.S. bond sectors.  The Index’s strategy seeks to improve corporate bond exposures by screening for companies with stronger leadership, governance and creditworthiness factors.

The Fund had positive performance during the fiscal Period ending on August 31, 2019. The market price for VBND increased 10.42% and the Fund’s NAV increased 10.37%.  VBND made regular quarterly dividend payments to shareholders during the fiscal Period.  When accounting for dividend reinvestment, the total return for VBND was 10.37%, while the FTSE Broad Investment-Grade (BIG) Bond Index, a broad market index, gained 10.32% over the same Period.  The Fund’s Index returned 11.16%.  Meanwhile, outstanding shares ended the period at 9,500,000.

For the Period, the three largest positive contributors to return were all U.S. Treasury obligations.  U.S. Treasury 35⁄8 due 8/15/43 added 0.20% to the return of the Fund, gaining 21.14% with an average weighting of 0.51%.  U.S. Treasury 43⁄8 due 5/15/41 added 0.19% to the return of the Fund, gaining 19.29% with an average weighting of 0.44%.  U.S. Treasury 35⁄8 due 2/15/44 added 0.18% to the return of the Fund, gaining 21.37% with an average weighting of 0.46%.

For the Period, the three largest negative contributors to return were all corporate bonds, specifically energy sector names.  Gulfport Energy Corporation (GPOR 6 10/15/24) detracted 0.07% from the return of the Fund, declining 16.90% with an average weighting of 0.32%.  Montage Resources Corporation (MR 87⁄8 7/15/23) detracted 0.05% from the return of the Fund, declining 16.53% with an average weighting of 0.07%. Extraction Oil & Gas, Inc. (XOG 55⁄8 2/01/26) detracted 0.04% from the return of the Fund, declining 20.01% with an average weight of 0.04%.

For the Period, the best performing securities in the Fund were all corporate bonds.  The best performing security was Whirlpool Corporation (WHR 41⁄2 6/01/46), gaining 29.18% and contributing 0.10% to Fund return.  The second-best performing security for the Period was Conagra Brands, Inc. (CAG 5.4 11/01/48), gaining 29.01% and contributing 0.09% to Fund return.  The third-best performing security was Martin Marietta Materials, Inc. (MLM 41⁄4 12/15/47), gaining 28.71% for the Period and contributing 0.07% to Fund return.

VIDENT CORE U.S. BOND STRATEGY ETF

For the Period, the worst performing securities in the Fund were also all corporate bonds.  The worst performing security was Extraction Oil & Gas, Inc. (XOG 55⁄8 02/01/26), declining 20.01% and reducing Fund return by 0.04%.  The second-worst performing security was Gulfport Energy Corporation (GPOR 6 10/15/24), declining 16.90% and reducing Fund return by 0.07%.  The third-worst performing security was Montage Resources Corporation (MR 87⁄8 07/15/23), declining 16.53% and reducing Fund return by 0.05%.

Yields on fixed income securities had marched steadily higher (prices falling) since late 2016, with the yield on the 5-year Treasury note reaching a 10-year high just shy of 3.1% by early November 2018.  However, for much of the fiscal Period, interest rates have moved lower in a rather dramatic fashion.  By the end of August 2019, the yield on the 5-year Treasury note had fallen to under 1.4%.

We believe that several factors have played a role in recent interest rate changes, including: investor concern over global economic growth and possible U.S. recession; uncertainty over U.S.-China trade relations and a worsening of global “trade war” conditions; proliferation of negative interest rates in global sovereign debt markets; and changes in Federal Reserve monetary policy.  The market even witnessed an inverted yield curve (generally, where short-term interest rates are higher than longer-term interest rates) over some of the fiscal Period, fueling investor concern over the economy as inverted yield curves are often considered forecasters of recession.

Against this backdrop of falling U.S. interest rates and rising concern surrounding economic growth going forward, we believe that it is not surprising to see the Fund’s largest positive contributors to return concentrated in the U.S. Treasury sector and for the Fund’s largest negative contributors to return to be concentrated in the energy sector.

Sincerely,

Deborah K. Kimery, CFA
Chief Executive Officer, Vident Advisory, LLC

VIDENT FUNDS

Past performance is no guarantee of future results.

Opinions expressed are subject to change, are not guaranteed and should not be considered investment advice or recommendations to buy or sell any security.

Fund holdings are subject to change and are not recommendations to buy or sell any security.  For more complete information regarding performance and holdings, please refer to the schedules of investments on pages 17-50.

Investments involve risk. Principal loss is possible. The Funds have the same risks as the underlying securities traded on the exchange throughout the day at market price. Redemptions are limited and often commissions are charged on each trade. Investments in foreign securities involve political, economic and currency risks, greater volatility and differences in accounting methods. These risks are greater for investments in emerging markets. A fund that concentrates its investments in the securities of a particular industry or geographic area may be more volatile than a fund that invests in a broader range of industries. VIDI and VBND may invest in illiquid or thinly traded securities which involve additional risks such as limited liquidity and greater volatility. VBND may make investments in debt securities. The Fund’s investments in high yield securities expose it to a substantial degree of credit risk. These investments are considered speculative under traditional investment standards. Debt issuers and other counterparties may not honor their obligations or may have their debt downgraded by ratings agencies. An increase in interest rates may cause the value of fixed-income securities held by the Fund to decline. During periods of rising interest rates, certain debt obligations will be paid off substantially more slowly than originally anticipated and the value of those securities may fall sharply, resulting in a decline in the Fund’s income and potentially in the value of the Fund’s investments. VBND may also invest in asset backed and mortgage backed securities which include additional risks that investors should be aware of such as credit risk, prepayment risk, possible illiquidity and default, as well as increased susceptibility to adverse economic developments. The performance of the Funds may diverge from that of the Indices. Because the Funds employ a representative sampling strategy and may also invest up to 20% of its assets in securities that are not included in the Indices, the Funds may experience tracking error to a greater extent than a fund that seeks to replicate an index. The Funds are not actively managed and may be affected by a general decline in market segments related to the Indices. The Funds invest in securities included in, or representative of securities included in, the Indices, regardless of their investment merits. Small and medium-capitalization companies tend to have more limited liquidity and greater price volatility than large-capitalization companies. Unlike mutual funds, ETFs may trade at a premium or discount to their net asset value.

The Vident Core International Equity Index (Bloomberg Symbol: VIEQX) is a strategy seeking to balance risk across developed and emerging countries and emphasize those with favorable conditions for growth.  The Vident Core U.S. Stock Index (Bloomberg Symbol: VCUSX) is a strategy which seeks to apply principles-based reasoning, expressed through innovative risk design to address the risks and opportunities of U.S. equity investing.  It is not possible to invest directly in an index.  The Vident Core U.S. Bond Index (Bloomberg Symbol: VUBDX) is a strategy which seeks to diversify and improve interest rate and credit risks of traditional U.S. core bonds.

Diversification does not assure a profit or protect against loss in a declining market.

Must be preceded or accompanied by a Prospectus.

VIDENT INTERNATIONAL EQUITY FUND

PERFORMANCE SUMMARY
(Unaudited)

Growth of $10,000

This chart illustrates the performance of a hypothetical $10,000 investment made on October 29, 2013, and is not intended to imply any future performance. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. The chart assumes reinvestment of capital gains and dividends.  It is not possible to invest directly in an index.

VIDENT INTERNATIONAL EQUITY FUND

PERFORMANCE SUMMARY
(Unaudited) (Continued)

Average Annual Returns	One	Three	Five	Since
August 31, 2019	Year	Years	Years	Inception(1)
Vident International
Equity Fund – NAV	-7.61%	4.16%	-0.32%	0.49%
Vident International
Equity Fund – Market	-7.58%	4.33%	-0.39%	0.46%
Vident Core International
Equity Index/Vident International
Equity Index(2)(3)	-7.24%	4.73%	0.49%	1.34%
MSCI AC World
Index ex USA – Net(2)(4)	-3.27%	5.87%	1.37%	2.14%
Morningstar Global ex-U.S. Large-Mid
Total Return Index(2)(5)	-3.24%	6.02%	1.63%	2.38%

The Performance data quoted is historical.  Past performance is no guarantee of future results. Current performance may be higher or lower than the performance data quoted.  The principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost.  The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemptions of Fund shares. The total operating expenses as stated in the fee table to the Fund’s prospectus dated December 31, 2018 as supplemented April 1, 2019, is 0.61%.  For performance information current to the most recent month-end, please call 1-800-617-0004.

(1)	Inception date is October 29, 2013.
(2)
Indexes are unmanaged statistical composites and their returns do not include fees an investor would pay to purchase the securities they represent.  Such costs would lower performance.  It is not possible to invest directly in an index.

(3)
Effective January 6, 2016, the Fund’s investment objective changed to track the performance, before fees and expenses, of the Vident Core International Equity Index. Prior to January 6, 2016, the Fund’s investment objective was to track the price and total return performance, before fees and expenses, of the Vident International Equity Index. Performance shown for periods beginning January 6, 2016 is that of the Vident Core International Equity Index, and performance shown for periods prior to January 6, 2016 is that of the Vident International Equity Index.

(4)
MSCI AC World Index ex USA – Net captures large and mid cap representation across 22 of 23 Developed Markets countries (excluding the United States) and 23 Emerging Markets countries. With over 1,800 constituents, the index covers approximately 85% of the global equity opportunity set outside the U.S.

(5)	Morningstar Global ex-U.S. Large-Mid Total Return Index measures the performance of Global Markets Ex-U.S. equity markets targeting the top 90% of stocks by market capitalization.

VIDENT CORE U.S. EQUITY FUND

PERFORMANCE SUMMARY
(Unaudited)

Growth of $10,000

This chart illustrates the performance of a hypothetical $10,000 investment made on January 21, 2014, and is not intended to imply any future performance. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. The chart assumes reinvestment of capital gains and dividends.  It is not possible to invest directly in an index.

VIDENT CORE U.S. EQUITY FUND

PERFORMANCE SUMMARY
(Unaudited) (Continued)

Average Annual Returns	One	Three	Five	Since
August 31, 2019	Year	Years	Years	Inception(1)
Vident Core U.S. Equity Fund – NAV	-14.49%	5.17%	3.62%	4.57%
Vident Core U.S.
Equity Fund – Market	-14.58%	5.14%	3.65%	4.56%
Vident Core U.S. Stock
Index/Vident Core U.S.
Equity Index(2)(3)	-14.13%	5.36%	3.68%	4.55%
MSCI US IMI Index – Net(2)(4)	0.78%	11.63%	9.01%	9.64%
Morningstar U.S. Market
Total Return Index(2)(5)	1.93%	12.43%	9.75%	10.42%
S&P 500 Index(2)(6)	2.92%	12.70%	10.11%	10.85%

The performance data quoted is historical.  Past performance is no guarantee of future results. Current performance may be higher or lower than the performance data quoted.  The principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost.  The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemptions of Fund shares. The total operating expenses as stated in the fee table to the Fund’s prospectus dated December 31, 2018 as supplemented April 1, 2019, is 0.50%.  For performance information current to the most recent month-end, please call 1-800-617-0004.

(1)	Inception date is January 21, 2014.
(2)
Indexes are unmanaged statistical composites and their returns do not include fees an investor would pay to purchase the securities they represent.  Such costs would lower performance.  It is not possible to invest directly in an index.

(3)
Effective January 6, 2016, the Fund’s investment objective changed to track the performance, before fees and expenses, of the Vident Core U.S. Stock Index. Prior to January 6, 2016, the Fund’s investment objective was to track the price and total return performance, before fees and expenses, of the Vident Core U.S. Equity Index. Performance shown for periods beginning January 6, 2016 is that of the Vident Core U.S. Stock Index, and performance shown for periods prior to January 6, 2016 is that of the Vident Core U.S. Equity Index.

(4)
MSCI US IMI Index – Net is designed to measure the performance of the large, mid and small cap segments of the U.S. Market. With over 2,400 constituents, the index covers approximately 99% of the free float-adjusted market capitalization in the U.S.

(5)	Morningstar U.S. Market Total Return Index is a diversified broad market index that targets 97% market capitalization coverage of the investable universe.
(6)
The Standard & Poor’s 500 Index (S&P 500) is an unmanaged index containing common stocks of 500 industrial, transportation, utility, and financial companies, regarded as generally representative of the U.S. stock market.  The index return reflects the reinvestment of income dividends and capital gain distributions, if any, but does not reflect fees, brokerage commissions, or other expenses of investing.

VIDENT CORE U.S. BOND STRATEGY ETF

PERFORMANCE SUMMARY
(Unaudited)

Growth of $10,000

This chart illustrates the performance of a hypothetical $10,000 investment made on October 15, 2014, and is not intended to imply any future performance. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. The chart assumes reinvestment of capital gains and dividends.  It is not possible to invest directly in an index.

VIDENT CORE U.S. BOND STRATEGY ETF

PERFORMANCE SUMMARY
(Unaudited) (Continued)

Average Annual Returns	One	Three	Since
August 31, 2019	Year	Years	Inception(1)
Vident Core U.S. Bond Strategy ETF – NAV	10.37%	2.67%	2.79%
Vident Core U.S. Bond Strategy ETF – Market	10.42%	2.65%	2.76%
Vident Core U.S. Bond Index/
Vident Core U.S. Bond Strategy Index(2)(3)	11.16%	3.45%	3.69%
FTSE Broad Investment-Grade (BIG)
Bond Index(2)(4)	10.32%	3.13%	3.22%

The performance data quoted is historical.  Past performance is no guarantee of future results. Current performance may be higher or lower than the performance data quoted.  The principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost.  The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemptions of Fund shares. The total operating expenses as stated in the fee table to the Fund’s prospectus dated December 31, 2018 as supplemented April 1, 2019, is 0.43%.  For performance information current to the most recent month-end, please call 1-800-617-0004.

(1)	Inception date is October 15, 2014.
(2)
Indexes are unmanaged statistical composites and their returns do not include fees an investor would pay to purchase the securities they represent.  Such costs would lower performance.  It is not possible to invest directly in an index.

(3)
Effective January 6, 2016, the Fund’s investment objective changed to track the performance, before fees and expenses, of the Vident Core U.S. Bond Index. Prior to January 6, 2016, the Fund’s investment objective was to track the price and total return performance, before fees and expenses, of the Vident Core U.S. Bond Strategy Index. Performance shown for periods beginning January 6, 2016 is that of the Vident Core U.S. Bond Index, and performance shown for periods prior to January 6, 2016 is that of the Vident Core U.S. Bond Strategy Index.

(4)	FTSE Broad Investment-Grade (BIG) Bond Index tracks the performance of the U.S. Dollar-denominated bonds issued in the U.S. investment-grade bond market.

VIDENT INTERNATIONAL EQUITY FUND

PORTFOLIO ALLOCATION
As of August 31, 2019 (Unaudited)

Percentage of
Country	Net Assets
Singapore	6.9%
Japan	6.8%
Republic of Korea	6.8%
China	5.8%
Switzerland	5.5%
Germany	5.2%
Turkey	5.2%
Norway	5.0%
Canada	4.9%
Hong Kong	4.9%
United Kingdom	4.7%
Thailand	4.6%
Taiwan	3.9%
Australia	3.8%
Brazil	3.5%
Mexico	3.2%
Sweden	3.1%
Russian Federation	2.6%
Netherlands	2.4%
Italy	1.8%

(a) Less than 0.05%

	Percentage of
Country	Net Assets
Malaysia	1.8%
Ireland	1.2%
Israel	1.2%
South Africa	1.2%
Belgium	0.5%
Chile	0.5%
Colombia	0.5%
Denmark	0.5%
France	0.5%
Spain	0.5%
Portugal	0.2%
India	0.0	%(a)
Short-Term Investments	0.3%
Investments Purchased
with Proceeds from
Securities Lending	2.9%
Liabilities in Excess
of Other Assets	(2.4)%
Total	100.0%

VIDENT CORE U.S. EQUITY FUND

PORTFOLIO ALLOCATION
As of August 31, 2019 (Unaudited)

Percentage of
Sector	Net Assets
Information Technology	19.8%
Financials	15.4%
Consumer Discretionary	12.5%
Industrials	11.1%
Health Care	10.7%
Communication Services	8.3%
Consumer Staples	7.7%
Energy	4.9%
Materials	3.2%
Real Estate	3.1%
Utilities	3.0%
Short-Term Investments	0.1%
Investments Purchased with Proceeds from Securities Lending	1.8%
Liabilities in Excess of Other Assets	(1.6)%
Total	100.0%

VIDENT CORE U.S. BOND STRATEGY ETF

PORTFOLIO ALLOCATION
As of August 31, 2019 (Unaudited)

Percentage of
Asset Type	Net Assets
U.S. Government Notes/Bonds	51.8%
Corporate Bonds	34.7%
Mortgage Backed Securities – U.S. Government Agency	11.3%
Short-Term Investments	9.6%
U.S. Government Agency Issues	1.4%
Liabilities in Excess of Other Assets	(8.8)%
Total	100.0%

VIDENT INTERNATIONAL EQUITY FUND

SCHEDULE OF INVESTMENTS
August 31, 2019

Shares	Security Description	Value
COMMON STOCKS – 97.5%

	Australia – 3.8%
209,610	AGL Energy Ltd.	$2,677,621
337,237	BlueScope Steel Ltd.	2,837,896
691,652	Harvey Norman Holdings Ltd. (a)	2,041,082
64,171	JB Hi-Fi Ltd. (a)	1,422,439
1,393,977	Metcash Ltd.	2,723,657
282,501	OZ Minerals Ltd.	1,741,566
1,210,052	South32 Ltd.	2,152,320
1,137,589	Telstra Corporation Ltd.	2,851,196
111,515	Wesfarmers Ltd.	2,937,709
		21,385,486
	Belgium – 0.5%
98,875	Proximus SADP	2,927,944
2,502	UCB SA	187,197
		3,115,141
	Brazil – 2.5%
192,700	Cia de Saneamento Basico do Estado de Sao Paulo	2,397,441
581,054	EDP – Energias do Brasil SA	2,785,606
446,605	JBS SA	3,226,165
508,872	Qualicorp Consultoria e Corretora de Seguros SA	3,515,874
806,070	TIM Participacoes SA	2,405,219
		14,330,305
	Canada – 4.9%
90,271	Air Canada (b)	3,040,057
116,954	Empire Company Ltd.	3,232,782
107,842	Hudbay Minerals, Inc.	362,774
42,652	iA Financial Corporation, Inc.	1,777,274
61,118	Magna International, Inc.	3,066,019
163,129	Manulife Financial Corporation	2,711,860
47,589	Onex Corporation	2,801,333
154,068	Parex Resources, Inc. (b)	2,364,123
141,161	Power Corporation of Canada	2,981,930
71,622	Power Financial Corporation	1,530,214
71,854	Sun Life Financial, Inc.	2,950,837
61,430	Teck Resources Ltd. – Class A	1,048,027
		27,867,230

The accompanying notes are an integral part of these financial statements.

VIDENT INTERNATIONAL EQUITY FUND

SCHEDULE OF INVESTMENTS
August 31, 2019 (Continued)

Shares	Security Description	Value
COMMON STOCKS – 97.5% (Continued)

	Chile – 0.5%
17,124,664	Enel Americas SA	$2,813,155

	China – 5.8%
2,063,000	BYD Electronic International Company Ltd. (a)	2,482,862
2,255,000	China Aoyuan Group Ltd.	2,659,256
858,000	China Shenhua Energy Company Ltd.	1,677,597
1,822,000	CNOOC Ltd.	2,720,670
1,964,000	Geely Automobile Holdings Ltd.	3,037,985
4,275,500	Great Wall Motor Company Ltd.	2,717,427
3,172,000	Lenovo Group Ltd.	2,088,933
609,600	New China Life Insurance Company Ltd.	2,407,949
356,545	Qudian, Inc.– Class A – ADR (b)	2,848,794
1,929,000	Sinotruk Hong Kong Ltd. (a)	2,978,922
1,889,000	Weichai Power Company Ltd. – Class H	2,893,042
2,728,000	Yangzijiang Shipbuilding Holdings Ltd.	1,789,562
3,206,000	Yanzhou Coal Mining Company Ltd.	2,778,273
		33,081,272
	Colombia – 0.5%
3,208,312	Ecopetrol SA	2,557,282

	Denmark – 0.5%
78,012	H Lundbeck A/S	2,845,976

	France – 0.5%
65,830	Criteo SA – ADR (b)	1,278,419
69,123	Peugeot SA	1,547,552
		2,825,971
	Germany – 4.5%
12,635	Allianz SE	2,789,813
3,048	Continental AG	368,421
63,060	Covestro AG (c)	2,860,429
178,651	Deutsche Lufthansa AG	2,750,414
276,880	E.ON SE	2,578,046
19,242	Hannover Rueck SE	3,068,345
28,368	Hella KGaA Hueck & Company	1,183,380
1,372	HOCHTIEF AG	149,505
28,276	Merck KGaA	3,028,571

The accompanying notes are an integral part of these financial statements.

VIDENT INTERNATIONAL EQUITY FUND

SCHEDULE OF INVESTMENTS
August 31, 2019 (Continued)

Shares	Security Description	Value
COMMON STOCKS – 97.5% (Continued)

	Germany – 4.5% (Continued)
12,297	Muenchener Rueckversicherungs-
	Gesellschaft AG in Muenchen	$2,950,814
25,127	Rheinmetall AG	2,969,107
58,135	Suedzucker AG	960,316
		25,657,161
	Hong Kong – 4.9%
343,000	China Mobile Ltd.	2,843,249
3,230,000	China Resources Cement Holdings Ltd.	2,865,028
1,098,400	China Taiping Insurance Holdings Company Ltd.	2,475,671
2,958,000	China Unicom Hong Kong Ltd.	2,948,430
1,406,720	Hutchison Port Holdings Trust	220,855
727,500	Kerry Properties Ltd.	2,455,841
3,292,000	Kunlun Energy Company Ltd.	2,869,605
3,145,000	Nine Dragons Paper Holdings Ltd.	2,384,233
2,581,000	Sino Biopharmaceutical Ltd.	3,840,857
2,052,000	Sun Art Retail Group Ltd.	1,998,221
56,000	Swire Pacific Ltd. – Class A (a)	548,540
2,937,000	WH Group Ltd. (c)	2,365,238
		27,815,768
	India – 0.0% (d)
17,104	Tata Motors Ltd. – ADR (b)	140,595

	Ireland – 1.2%
5,028	Adient PLC	101,415
5,663	ICON PLC (b)	873,178
29,896	Medtronic PLC	3,225,479
56,418	Perrigo Company PLC	2,639,234
		6,839,306
	Israel – 1.2%
715,278	Israel Discount Bank Ltd.	2,980,030
80,548	Mizrahi Tefahot Bank Ltd.	1,854,720
92,711	Plus500 Ltd.	769,581
50,984	Tower Semiconductor Ltd. (b)	967,046
		6,571,377

The accompanying notes are an integral part of these financial statements.

VIDENT INTERNATIONAL EQUITY FUND

SCHEDULE OF INVESTMENTS
August 31, 2019 (Continued)

Shares	Security Description	Value
COMMON STOCKS – 97.5% (Continued)

	Italy – 1.8%
160,927	Assicurazioni Generali SpA	$2,918,824
434,243	Enel SpA	3,153,314
189,326	Eni SpA	2,852,212
488,658	UnipolSai Assicurazioni SpA (a)	1,239,861
		10,164,211
	Japan – 6.8%
107,200	Alfresa Holdings Corporation	2,428,904
273,600	Haseko Corporation	2,941,049
36,500	Hitachi Ltd.	1,247,901
71,000	Makino Milling Machine Company Ltd.	2,879,599
138,400	Medipal Holdings Corporation	2,942,850
70,900	Mitsubishi Heavy Industries Ltd.	2,666,473
64,300	Nippon Telephone and Telegraph Corporation	3,087,030
88,700	Sankyo Company Ltd. (a)	3,071,011
54,600	Sawai Pharmaceutical Company Ltd.	2,901,164
207,100	Sekisui Chemical Co Ltd.	2,987,141
63,200	Sugi Holdings Company Ltd.	3,316,444
53,000	Suzuken Company Ltd.	2,851,100
147,300	Taiyo Yuden Company Ltd. (a)	2,774,061
118,200	THK Company Ltd.	2,748,293
		38,843,020
	Malaysia – 1.8%
1,881,300	Genting Bhd	2,684,057
386,400	Malayan Banking Bhd	798,434
1,638,100	MISC Bhd	2,827,870
1,337,900	Petronas Chemicals Group Bhd	2,204,648
3,329,800	Sime Darby Bhd	1,813,159
		10,328,168
	Mexico – 3.2%
2,423,991	Alfa SAB de CV	2,074,033
4,156,389	America Movil SAB de CV – Class L	3,036,438
2,381,257	Fibra Uno Administracion SA de CV (e)	3,292,938
80,119	Fomento Economico Mexicano SAB de CV	731,873
490,017	Grupo Aeroportuario del Centro Norte SAB de CV	2,877,763

The accompanying notes are an integral part of these financial statements.

VIDENT INTERNATIONAL EQUITY FUND

SCHEDULE OF INVESTMENTS
August 31, 2019 (Continued)

Shares	Security Description	Value
COMMON STOCKS – 97.5% (Continued)

	Mexico – 3.2% (Continued)
1,309,770	Grupo Mexico SAB de CV	$3,012,181
1,050,026	Wal-Mart de Mexico SAB de CV	2,975,235
		18,000,461
	Netherlands – 2.4%
26,348	ASR Nederland NV	922,989
42,974	EXOR NV	2,910,492
118,142	Koninklijke Ahold Delhaize NV	2,769,258
4,893	Koninklijke Philips NV	231,082
52,340	Royal Dutch Shell PLC – Class A	1,443,761
99,466	Signify NV (a)(c)	2,914,775
989,377	VEON Ltd. – ADR	2,582,274
		13,774,631
	Norway – 5.0%
165,816	DNB ASA	2,674,907
1,801,211	DNO ASA	2,386,450
159,941	Equinor ASA	2,736,451
151,790	Gjensidige Forsikring ASA	2,932,870
28,875	Leroy Seafood Group ASA	189,493
119,377	Mowi ASA	2,857,838
186,724	Norsk Hydro ASA	591,365
341,961	Orkla ASA	3,136,372
58,125	Salmar ASA	2,761,277
434,981	Storebrand ASA	2,504,917
149,145	Telenor ASA	3,064,382
109,748	TGS NOPEC Geophysical Co ASA	2,649,017
		28,485,339
	Portugal – 0.2%
6,550,022	Banco Comercial Portugues SA (a)	1,393,591

	Republic of Korea – 6.8%
33,841	Daelim Industrial Company Ltd.	2,729,631
76,565	GS Engineering & Construction Corporation	2,048,054
34,322	GS Holdings Corporation	1,360,129
82,040	Hankook Tire Company Ltd.	1,974,378
15,373	Hyundai Mobis Company Ltd.	3,153,924
84,082	Kia Motors Corporation	3,033,547

The accompanying notes are an integral part of these financial statements.

VIDENT INTERNATIONAL EQUITY FUND

SCHEDULE OF INVESTMENTS
August 31, 2019 (Continued)

Shares	Security Description	Value
COMMON STOCKS – 97.5% (Continued)

	Republic of Korea – 6.8% (Continued)
7,735	Korea Zinc Company Ltd.	$2,777,895
50,591	LG Electronics, Inc.	2,560,354
31,146	LG Innotek Company Ltd.	2,532,822
268,299	LG Uplus Corporation	2,923,878
55,878	NHN Corporation (b)	2,800,243
37,259	Samsung Electro-Mechanics Company Ltd.	2,740,786
75,727	Samsung Electronics Company Ltd.	2,750,867
13,618	Samsung Fire & Marine Insurance Company Ltd.	2,574,631
45,456	SK Hynix, Inc.	2,904,681
		38,865,820
	Russian Federation – 2.6%
446,475	Gazprom PJSC – ADR	3,080,677
37,011	LUKOIL PJSC – ADR	2,973,464
52,678	Magnit PJSC – GDR (f)	695,613
328,593	Mobile TeleSystems PJSC – ADR	2,638,602
34,668	Novolipetsk Steel PJSC – GDR (f)	770,323
288,166	Rosneft Oil Company PJSC – GDR (f)	1,756,083
63,603	Severstal PJSC – GDR (f)	950,865
27,887	Tatneft PJSC – ADR	1,853,928
		14,719,555
	Singapore – 6.9%
326,600	BOC Aviation Ltd. (c)	2,838,605
1,139,100	CapitaLand Ltd. (e)	2,849,392
1,570,500	CapitaLand Mall Trust	3,000,162
1,480,900	ComfortDelGro Corporation Ltd.	2,615,488
4,434,600	Genting Singapore Ltd.	2,845,151
66,400	Jardine Cycle & Carriage Ltd.	1,474,279
83,547	Kulicke and Soffa Industries, Inc.	1,740,284
356,400	Oversea-Chinese Banking Corporation Ltd.	2,736,202
279,300	Singapore Airlines Ltd.	1,777,840
518,200	Singapore Exchange Ltd.	3,063,178
896,700	Singapore Technologies Engineering Ltd.	2,546,856
1,178,000	Singapore Telecommunications Ltd.	2,691,941
157,619	United Overseas Bank Ltd.	2,836,051
115,400	UOL Group Ltd.	611,440

The accompanying notes are an integral part of these financial statements.

VIDENT INTERNATIONAL EQUITY FUND

SCHEDULE OF INVESTMENTS
August 31, 2019 (Continued)

Shares	Security Description	Value
COMMON STOCKS – 97.5% (Continued)

	Singapore – 6.9% (Continued)
264,600	Venture Corporation Ltd.	$2,895,493
1,052,400	Wilmar International Ltd.	2,890,458
		39,412,820
	South Africa – 1.2%
67,427	Barloworld Ltd.	492,122
159,036	Exxaro Resources Ltd.	1,426,257
386,895	MTN Group Ltd. (a)	2,614,081
483,706	Telkom SA SOC Ltd.	2,536,122
		7,068,582
	Spain – 0.5%
124,731	Mapfre SA	325,268
178,614	Repsol SA (a)	2,600,354
		2,925,622
	Sweden – 3.1%
127,363	Boliden AB	2,818,225
51,021	Dometic Group AB (g)	416,001
121,223	Electrolux AB – Class B	2,713,265
204,175	Getinge AB	2,820,033
67,907	ICA Gruppen AB	3,332,753
171,494	SKF AB – Class A	2,769,107
192,111	Volvo AB – Class A	2,654,387
		17,523,771
	Switzerland – 5.5%
54,782	Adecco Group AG	2,882,360
16,550	Baloise Holding AG	2,821,754
20,702	Chubb Ltd.	3,235,309
248,863	Ferrexpo PLC	612,520
37,797	Garmin Ltd.	3,083,101
636,061	Glencore PLC	1,835,477
14,380	Helvetia Holding AG	1,874,799
32,366	Novartis AG	2,911,615
11,332	Roche Holding AG	3,099,135
160,298	STMicroelectronics NV	2,846,514

The accompanying notes are an integral part of these financial statements.

VIDENT INTERNATIONAL EQUITY FUND

SCHEDULE OF INVESTMENTS
August 31, 2019 (Continued)

Shares	Security Description	Value
COMMON STOCKS – 97.5% (Continued)

	Switzerland – 5.5% (Continued)
6,095	Swiss Life Holding AG	$2,890,882
8,594	Zurich Insurance Group AG	3,059,080
		31,152,546
	Taiwan – 3.9%
142,000	Globalwafers Company Ltd.	1,302,006
2,150,000	Lite-On Technology Corporation	3,422,477
1,305,000	Nanya Technology Corporation	2,924,928
768,000	Radiant Opto-Electronics Corporation	2,775,167
1,086,000	Sino-American Silicon Products, Inc.	2,565,463
2,349,000	Unimicron Technology Corporation	2,920,358
6,941,000	United Microelectronics Corporation	2,972,189
818,000	Zhen Ding Technology Holding Ltd.	3,020,949
		21,903,537
	Thailand – 4.6%
471,500	Bangkok Bank PCL – NVDR	2,637,223
314,800	Kasikornbank PCL – NVDR	1,647,494
4,718,800	Krung Thai Bank PCL – NVDR	2,654,783
4,118,500	PTG Energy PCL – NVDR	2,896,320
688,000	PTT Exploration & Production PCL – NVDR	2,801,733
1,335,300	PTT Global Chemical PCL – NVDR	2,325,774
1,936,370	PTT PCL – NVDR	2,802,662
272,000	Ratch Group PCL – NVDR	653,921
3,607,000	Sino-Thai Engineering & Construction PCL – NVDR	2,277,050
663,700	The Siam Commercial Bank PCL – NVDR	2,681,068
14,672,700	True Corporation PCL – NVDR	3,023,567
		26,401,595
	Turkey – 5.2%
2,254,584	Eregli Demir ve Celik Fabrikalari TAS	2,480,478
1,827,751	Haci Omer Sabanci Holding AS	2,751,234
903,955	KOC Holding AS	2,713,610
1	Petkim Petrokimya Holding AS (b)	—
2,191,577	Soda Sanayii AS (a)	2,076,379
672,727	TAV Havalimanlari Holding AS	2,724,970
48,444	Tupras Turkiye Petrol Rafinerileri AS	1,047,663
3,110,123	Turk Telekomunikasyon AS (b)	2,829,204

The accompanying notes are an integral part of these financial statements.

VIDENT INTERNATIONAL EQUITY FUND

SCHEDULE OF INVESTMENTS
August 31, 2019 (Continued)

Shares	Security Description	Value
COMMON STOCKS – 97.5% (Continued)

	Turkey – 5.2% (Continued)
75,527	Turkcell Iletisim Hizmetleri AS	$167,615
1,775,423	Turkiye Garanti Bankasi AS (b)	2,712,082
2,790,626	Turkiye Is Bankasi AS (b)	2,639,150
2,882,771	Turkiye Sise ve Cam Fabrikalari AS	2,142,441
3,565,427	Turkiye Vakiflar Bankasi TAO (a)(b)	2,839,490
6,242,818	Yapi ve Kredi Bankasi AS (a)(b)	2,453,732
		29,578,048
	United Kingdom – 4.7%
108,049	Anglo American PLC	2,334,623
378,324	Barratt Developments PLC	2,913,729
9,617	Berkeley Group Holdings PLC	458,761
62,660	Dialog Semiconductor PLC (b)	2,964,423
220,069	Fiat Chrysler Automobiles NV	2,868,948
370,751	International Consolidated Airlines Group SA	1,904,054
761,394	J Sainsbury PLC	1,818,362
1,094,758	Kingfisher PLC (a)	2,592,504
17,129	Rio Tinto PLC	865,608
504,908	Royal Mail PLC	1,267,312
341,771	Standard Chartered PLC	2,588,922
1,411,749	Taylor Wimpey PLC	2,509,314
841,101	Wm Morrison Supermarkets PLC (a)	1,870,433
		26,956,993
	TOTAL COMMON STOCKS (Cost $567,881,005)	555,344,335

PREFERRED STOCKS – 1.7%

	Brazil – 1.0%
230,600	Cia Paranaense de Energia	2,945,979
213,816	Telefonica Brasil SA	2,776,059
		5,722,038
	Germany – 0.7%
171,939	Schaeffler AG	1,168,275
17,338	Volkswagen AG	2,789,553
		3,957,828
	TOTAL PREFERRED STOCKS (Cost $12,178,148)	9,679,866

The accompanying notes are an integral part of these financial statements.

VIDENT INTERNATIONAL EQUITY FUND

SCHEDULE OF INVESTMENTS
August 31, 2019 (Continued)

Shares	Security Description	Value
SHORT-TERM INVESTMENTS – 0.3%

	Money Market Funds – 0.3%
1,744,042	First American Government
	Obligations Fund – Class X, 2.025% (h)	$1,744,042
	TOTAL SHORT-TERM INVESTMENTS
	(Cost $1,744,042)	1,744,042

INVESTMENTS PURCHASED WITH
PROCEEDS FROM SECURITIES LENDING – 2.9%

	Money Market Funds – 0.1%
310,000	GoldmanSachs Financial Square Government
	Fund – Institutional Class, 2.000% (h)	310,000
		310,000
Principal
Amount
	Repurchase Agreements – 2.8%
$3,783,837	BNP Paribas S.A. – 2.160%, dated 08/30/19,
	matures 09/03/19, repurchase price $3,784,061
	(collateralized by various U.S. Government
	obligations: Total Value $3,859,514)	3,783,837
3,783,837	Daiwa Capital Markets America, Inc. – 2.170%,
	dated 08/30/19, matures 09/03/19, repurchase
	price $3,784,062 (collateralized by various U.S.
	Government obligations: Total Value $3,859,514)	3,783,837
3,783,837	Deutsche Bank Securities, Inc. – 2.150%,
	dated 08/30/19, matures 09/03/19, repurchase
	price $3,784,060 (collateralized by various U.S.
	Government obligations: Total Value $3,859,516)	3,783,837
810,715	HSBC Securities, Inc. – 2.150%, dated 08/30/19,
	matures 09/03/19, repurchase price $810,763
	(collateralized by various U.S. Government
	obligations: Total Value $826,929)	810,715

The accompanying notes are an integral part of these financial statements.

VIDENT INTERNATIONAL EQUITY FUND

SCHEDULE OF INVESTMENTS
August 31, 2019 (Continued)

Principal
Amount	Security Description	Value
INVESTMENTS PURCHASED WITH PROCEEDS
FROM SECURITIES LENDING – 2.9% (Continued)

	Repurchase Agreements – 2.8% (Continued)
$3,783,837	RBC Dominion Securities, Inc. – 2.160%,
	dated 08/30/19, matures 09/03/19, repurchase price
	$3,784,061 (collateralized by various U.S. Government
	obligations: Total Value $3,859,514)	$3,783,837
		15,946,063
	TOTAL INVESTMENTS PURCHASED WITH
	PROCEEDS FROM SECURITIES LENDING
	(Cost $16,256,063) (i)	16,256,063
	TOTAL INVESTMENTS – 102.4%
	(Cost $598,059,258)	583,024,306
	Liabilities in Excess of Other Assets – (2.4)%	(13,679,284)
	NET ASSETS – 100.0%	$569,345,022

Percentages are stated as a percent of net assets.
(a)	All or a portion of this security is out on loan as of August 31, 2019. Total value of securities out on loan is $22,312,741 or 3.9% of net assets.
(b)	Non-income producing security.
(c)
Security exempt from registration under Rule 144(a) and Regulation S of the Securities Act of 1933. Such securities are treated as liquid securities, according to the Fund’s liquidity guidelines. At August 31, 2019, the value of these securities amounted to $10,979,047 or 1.9% of net assets.

(d)	Less than 0.05%.
(e)	Real Estate Investment Trust.
(f)
Security exempt from registration under Regulation S of the Securities Act of 1933. Such securities are treated as liquid securities, according to the Fund’s liquidity guidelines. At August 31, 2019, the value of these securities amounted to $4,172,884 or 0.7% of net assets.

(g)
Security exempt from registration under Rule 144(a) of the Securities Act of 1933. Such securities are treated as liquid securities, according to the Fund’s liquidity guidelines. At August 31, 2019, the value of these securities amounted to $416,001 or 0.1% of net assets.

(h)	Annualized seven-day yield as of August 31, 2019.
(i)
Investments purchased with cash proceeds from securities lending. As of August 31, 2019, total cash collateral has a value of $16,256,063. Additionally, total non-cash collateral has a value of $7,965,732.

ADR – American Depositary Receipt
GDR – Global Depositary Receipt
NVDR – Non-Voting Depositary Receipt

The accompanying notes are an integral part of these financial statements.

VIDENT CORE U.S. EQUITY FUND

SCHEDULE OF INVESTMENTS
August 31, 2019

Shares	Security Description	Value
COMMON STOCKS – 99.7%

	Communication Services – 8.3%
97,757	Altice USA, Inc. – Class A (a)	$2,823,222
75,636	AT&T, Inc.	2,666,925
6,345	Charter Communications, Inc. – Class A (a)	2,598,849
61,198	Cinemark Holdings, Inc.	2,335,316
57,876	Comcast Corporation – Class A	2,561,592
65,367	DISH Network Corp. – Class A (a)	2,193,717
12,930	Facebook, Inc. – Class A (a)	2,400,713
69,413	Fox Corporation – Class B	2,302,429
25,460	Nexstar Media Group, Inc.	2,517,739
31,618	Omnicom Group, Inc.	2,404,865
48,876	Sinclair Broadcast Group, Inc. – Class A	2,178,403
170,049	TEGNA, Inc.	2,433,401
77,242	Telephone & Data Systems, Inc.	1,946,498
110,916	The Interpublic Group of Companies, Inc. (b)	2,205,010
30,010	T-Mobile US, Inc. (a)	2,342,281
38,330	United States Cellular Corporation (a)	1,379,497
45,235	Verizon Communications, Inc.	2,630,868
		39,921,325
	Consumer Discretionary – 12.5%
40,309	Aaron’s, Inc.	2,584,210
116,897	Abercrombie & Fitch Company	1,709,034
33,222	Best Buy Company, Inc.	2,114,580
65,954	BorgWarner, Inc.	2,152,079
43,805	Cooper Tire & Rubber Company	1,028,979
132,345	Dana, Inc.	1,684,752
16,193	Deckers Outdoor Corporation (a)	2,387,658
33,377	Dillards, Inc. – Class B (b)	1,953,222
93,685	Gentex Corporation	2,492,021
3,503	Graham Holdings Company – Class A	2,466,322
27,016	Group 1 Automotive, Inc.	2,018,636
49,350	Kohl’s Corporation	2,332,281
59,298	La-Z-Boy, Inc.	1,889,827
16,308	Lear Corporation	1,830,736
19,081	Lithia Motors, Inc. – Class B	2,500,947
112,921	Macy’s, Inc.	1,666,714
39,845	Meritage Homes Corporation (a)	2,603,472

The accompanying notes are an integral part of these financial statements.

VIDENT CORE U.S. EQUITY FUND

SCHEDULE OF INVESTMENTS
August 31, 2019 (Continued)

Shares	Security Description	Value
COMMON STOCKS – 99.7% (Continued)

	Consumer Discretionary – 12.5% (Continued)
20,047	Mohawk Industries, Inc. (a)	$2,383,388
29,939	Murphy USA, Inc. (a)	2,676,547
50	NVR, Inc. (a)	179,950
757,169	Office Depot, Inc.	984,320
81,101	PulteGroup, Inc.	2,741,214
97,317	Rent-A-Center, Inc. (a)	2,484,503
29,670	Target Corporation	3,175,877
99,934	The Buckle, Inc. (b)	1,958,706
132,577	The Goodyear Tire & Rubber Company	1,520,658
72,711	Toll Brothers, Inc. (b)	2,631,411
37,968	Williams-Sonoma, Inc. (b)	2,498,294
33,739	Winnebago Industries, Inc.	1,080,323
		59,730,661
	Consumer Staples – 7.7%
15,473	Casey’s General Stores, Inc.	2,597,143
9,180	Costco Wholesale Corporation	2,705,897
232,631	Coty, Inc.	2,221,626
97,943	Darling Ingredients, Inc. (a)	1,821,740
26,367	Fresh Del Monte Produce, Inc.	686,597
24,594	Ingredion, Inc.	1,900,378
45,639	Molson Coors Brewing Company – Class B	2,344,019
60,144	Performance Food Group Corporation (a)	2,814,138
95,173	Pilgrim’s Pride Corporation (a)	2,965,591
102,229	Sprouts Farmers Market, Inc. (a)	1,835,010
36,395	Sysco Corporation	2,705,240
22,606	The J.M. Smucker Company	2,377,247
42,718	TreeHouse Foods, Inc. (a)	2,163,667
31,897	Tyson Foods, Inc. – Class A	2,967,697
21,253	Universal Corporation	1,063,925
16,111	USANA Health Sciences, Inc. (a)	1,095,065
22,854	Walmart, Inc.	2,611,298
		36,876,278
	Energy – 4.9%
27,609	Arch Coal, Inc. – Class A (b)	2,113,745
20,877	Chevron Corporation	2,457,640

The accompanying notes are an integral part of these financial statements.

VIDENT CORE U.S. EQUITY FUND

SCHEDULE OF INVESTMENTS
August 31, 2019 (Continued)

Shares	Security Description	Value
COMMON STOCKS – 99.7% (Continued)

	Energy – 4.9% (Continued)
46,799	CVR Energy, Inc.	$1,861,664
61,470	Delek US Holdings, Inc.	2,013,142
34,524	Exxon Mobil Corporation	2,364,204
44,847	HollyFrontier Corporation	1,989,413
84,896	Marathon Oil Corporation	1,005,169
243,724	Patterson-UTI Energy, Inc.	2,108,213
65,910	Peabody Energy Corporation	1,214,721
25,241	Phillips 66	2,489,520
151,656	ProPetro Holding Corporation (a)	1,615,136
30,632	Valero Energy Corporation	2,305,977
		23,538,544
	Financials – 15.4%
47,924	Aflac, Inc.	2,404,826
20,367	American Express Company	2,451,576
24,914	American Financial Group, Inc.	2,515,567
17,228	Ameriprise Financial, Inc.	2,222,067
22,114	Assurant, Inc.	2,720,022
26,335	Capital One Financial Corporation	2,281,138
23,953	Cincinnati Financial Corporation	2,694,473
27,794	Discover Financial Services	2,222,686
72,621	Federated Investors, Inc. – Class B	2,326,777
43,782	First American Financial Corporation	2,559,058
73,882	Franklin Resources, Inc.	1,941,619
21,604	Kemper Corporation	1,511,848
66,437	Legg Mason, Inc.	2,444,217
38,757	Lincoln National Corporation	2,049,470
47,089	Loews Corporation	2,263,568
880	LPL Financial Holdings, Inc.	65,956
41,561	Mercury General Corporation	2,223,513
49,933	Metlife, Inc.	2,212,032
19,193	Piper Jaffray Companies	1,396,483
25,012	Prudential Financial, Inc.	2,003,211
113,386	Radian Group, Inc.	2,556,854
15,848	Reinsurance Group of America, Inc.	2,440,117
92,309	Santander Consumer USA Holdings, Inc.	2,410,188
42,925	Stifel Financial Corp. (b)	2,293,053

The accompanying notes are an integral part of these financial statements.

VIDENT CORE U.S. EQUITY FUND

SCHEDULE OF INVESTMENTS
August 31, 2019 (Continued)

Shares	Security Description	Value
COMMON STOCKS – 99.7% (Continued)

	Financials – 15.4% (Continued)
70,641	Synchrony Financial	$2,264,044
25,094	The Allstate Corporation	2,569,375
19,765	The Hanover Insurance Group, Inc.	2,631,710
44,427	The Hartford Financial Services Group, Inc.	2,589,206
31,613	The Progressive Corporation	2,396,265
17,228	The Travelers Companies, Inc.	2,531,827
72,184	Unum Group	1,834,195
45,087	Voya Financial, Inc.	2,223,691
146,862	Waddell & Reed Financial, Inc. (b)	2,374,759
		73,625,391
	Health Care – 10.7%
77,718	Acadia Healthcare Company, Inc. (a)	2,056,418
29,989	AmerisourceBergen Corporation	2,467,195
37,439	AMN Healthcare Services, Inc. (a)	2,186,438
8,619	Anthem, Inc.	2,254,041
40,948	Arena Pharmaceuticals, Inc. (a)	2,165,740
10,841	Biogen, Inc. (a)	2,382,310
56,937	Bristol-Myers Squibb Company	2,736,961
49,729	Cardinal Health, Inc.	2,144,812
35,310	Cerner Corporation	2,433,212
36,325	DaVita, Inc. (a)	2,047,640
36,239	Encompass Health Corporation	2,202,969
17,819	HCA Healthcare, Inc.	2,141,844
38,098	Henry Schein, Inc. (a)	2,347,599
15,511	Laboratory Corporation of America Holdings (a)	2,599,023
37,636	Magellan Health, Inc. (a)	2,371,444
49,671	MEDNAX, Inc. (a)(b)	1,047,065
31,704	Merck & Company, Inc.	2,741,445
58,165	Nektar Therapeutics (a)	1,021,959
111,273	Patterson Companies, Inc.	1,860,484
59,434	Pfizer, Inc.	2,112,879
76,945	Prestige Consumer Healthcare, Inc. (a)	2,453,007
25,504	Quest Diagnostics, Inc.	2,610,844
18,827	Zimmer Holdings, Inc.	2,620,718
		51,006,047

The accompanying notes are an integral part of these financial statements.

VIDENT CORE U.S. EQUITY FUND

SCHEDULE OF INVESTMENTS
August 31, 2019 (Continued)

Shares	Security Description	Value
COMMON STOCKS – 99.7% (Continued)

	Industrials – 11.1%
53,175	ABM Industries, Inc.	$1,981,301
34,081	AGCO Corporation	2,355,679
1,408	Apogee Enterprises, Inc.	51,997
60,152	Arcosa, Inc.	1,954,338
138,538	Builders FirstSource, Inc. (a)	2,694,564
16,663	Comfort Systems USA, Inc.	644,192
14,780	Cummins, Inc.	2,206,211
41,593	Delta Air Lines, Inc.	2,406,571
30,691	EMCOR Group, Inc.	2,683,621
25,170	FTI Consulting, Inc. (a)	2,721,884
49,751	Hawaiian Holdings, Inc.	1,214,422
56,544	Herman Miller, Inc.	2,390,680
133,388	JetBlue Airways Corporation (a)	2,310,280
96,660	KAR Auction Services, Inc.	2,567,290
70,132	Knight-Swift Transportation Holdings, Inc.	2,394,306
27,441	ManpowerGroup, Inc.	2,243,027
23,277	Navigant Consulting, Inc.	648,730
30,504	Oshkosh Corporation	2,143,516
44,455	Owens Corning	2,549,939
35,986	PACCAR, Inc.	2,359,242
32,059	Regal Beloit Corporation	2,272,983
4,329	Ryder System, Inc.	208,528
42,782	Schneider National, Inc. – Class A	831,682
36,076	SkyWest, Inc.	2,065,712
13,239	UniFirst Corporation	2,593,653
27,684	United Airlines Holdings, Inc. (a)	2,334,038
77,846	Werner Enterprises, Inc.	2,544,007
		53,372,393
	Information Technology – 19.8%
30,771	Akamai Technologies, Inc. (a)	2,742,619
40,089	Amdocs Ltd.	2,595,362
98,388	Amkor Technology, Inc. (a)	860,895
12,436	Apple, Inc.	2,595,891
50,904	Applied Materials, Inc.	2,444,410
56,771	Avnet, Inc.	2,378,137
45,581	Belden, Inc.	2,078,949

The accompanying notes are an integral part of these financial statements.

VIDENT CORE U.S. EQUITY FUND

SCHEDULE OF INVESTMENTS
August 31, 2019 (Continued)

Shares	Security Description	Value
COMMON STOCKS – 99.7% (Continued)

	Information Technology – 19.8% (Continued)
36,611	Benchmark Electronics, Inc.	$969,459
11,886	CACI International, Inc. (a)	2,642,139
22,565	CDW Corporation	2,606,258
53,116	Cirrus Logic, Inc. (a)	2,849,142
45,676	Cisco Systems, Inc.	2,138,094
17,532	Coherent, Inc. (a)	2,541,439
278,723	Conduent, Inc. (a)	1,814,487
76,440	Corning, Inc. (b)	2,128,854
21,639	CSG Systems International, Inc.	1,165,909
46,713	Dell Technologies, Inc. – Class A (a)	2,407,121
60,112	Diodes, Inc. (a)	2,197,094
45,601	DXC Technology Company	1,514,865
56,055	EchoStar Corporation – Class A (a)	2,368,324
176,433	Hewlett Packard Enterprise Company	2,438,304
112,137	HP, Inc.	2,050,986
17,063	International Business Machines Corporation	2,312,548
24,534	j2 Global, Inc. (b)	2,075,576
83,030	Jabil, Inc.	2,392,094
96,524	Juniper Networks, Inc.	2,235,496
98,148	KBR, Inc.	2,504,737
82,723	Knowles Corporation (a)	1,677,623
31,348	Leidos Holdings, Inc.	2,738,561
16,263	ManTech International Corporation – Class A	1,142,964
34,638	MAXIMUS, Inc.	2,665,048
54,404	Micron Technology, Inc. (a)	2,462,869
29,521	MKS Instruments, Inc. (b)	2,311,199
8,224	NETGEAR, Inc. (a)	285,537
66,634	NetScout Systems, Inc. (a)	1,475,943
117,224	ON Semiconductor Corporation (a)	2,086,587
14,115	OSI Systems, Inc. (a)	1,482,216
107,619	Perspecta, Inc.	2,792,713
34,477	Qorvo, Inc. (a)	2,462,692
51,916	Sanmina Corporation (a)	1,500,372
30,043	Skyworks Solutions, Inc.	2,261,337
63,913	Stratasys Ltd. (a)	1,522,408
20,874	Sykes Enterprises, Inc. (a)	605,346

The accompanying notes are an integral part of these financial statements.

VIDENT CORE U.S. EQUITY FUND

SCHEDULE OF INVESTMENTS
August 31, 2019 (Continued)

Shares	Security Description	Value
COMMON STOCKS – 99.7% (Continued)

	Information Technology – 19.8% (Continued)
25,357	Tech Data Corporation (a)	$2,351,355
45,837	Teradyne, Inc.	2,427,986
120,958	TTM Technologies, Inc. (a)	1,289,412
		94,591,357
	Materials – 3.2%
60,870	Domtar Corporation	2,005,666
97,143	Louisiana-Pacific Corporation (b)	2,335,318
4,971	Newmont Mining Corporation	198,293
45,992	Nucor Corporation	2,252,688
25,078	Reliance Steel & Aluminum Company	2,438,334
79,215	Steel Dynamics, Inc.	2,138,805
170,006	United States Steel Corporation (b)	1,881,966
102,865	Warrior Met Coal, Inc.	2,149,879
		15,400,949
	Real Estate – 3.1%
165,007	Apple Hospitality REIT, Inc.	2,628,561
58,978	Brixmor Property Group, Inc.	1,086,964
108,805	CoreCivic, Inc.	1,844,245
146,670	Host Hotels & Resorts, Inc.	2,352,587
242,345	Lexington Realty Trust	2,517,965
1,786	Spirit Realty Capital, Inc.	85,621
194,154	Sunstone Hotel Investors, Inc.	2,551,184
88,373	Xenia Hotels & Resorts, Inc.	1,786,018
		14,853,145
	Utilities – 3.0%
33,753	Ameren Corporation	2,604,044
36,410	Edison International	2,631,351
9,160	Entergy Corporation	1,033,614
57,843	Hawaiian Electric Industries, Inc.	2,568,229
46,894	Portland General Electric Company	2,667,800
118,692	Vistra Energy Corporation	2,961,365
		14,466,403
	TOTAL COMMON STOCKS (Cost $480,522,103)	477,382,493

The accompanying notes are an integral part of these financial statements.

VIDENT CORE U.S. EQUITY FUND

SCHEDULE OF INVESTMENTS
August 31, 2019 (Continued)

Shares	Security Description	Value
SHORT-TERM INVESTMENTS – 0.1%

	Money Market Funds – 0.1%
370,105	First American Government
	Obligations Fund – Class X, 2.025% (c)	$370,105
	TOTAL SHORT-TERM INVESTMENTS
	(Cost $370,105)	370,105

INVESTMENTS PURCHASED WITH PROCEEDS
FROM SECURITIES LENDING – 1.8%
8,460,725	First American Government
	Obligations Fund – Class Z, 1.970% (c)	8,460,725
	TOTAL INVESTMENTS PURCHASED WITH
	PROCEEDS FROM SECURITIES LENDING
	(Cost 8,460,725)	8,460,725
	TOTAL INVESTMENTS – 101.6%
	(Cost $489,352,933)	486,213,323
	Liabilities in Excess of Other Assets – (1.6)%	(7,800,441)
	NET ASSETS – 100.0%	$478,412,882

Percentages are stated as a percent of net assets.
(a)	Non-income producing security.
(b)	All or portion of this security is out on loan as of August 31, 2019. Total value of securities out on loan is $8,249,865 or 1.7% of net assets.
(c)	Annualized seven-day yield as of August 31, 2019.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”).  GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

The accompanying notes are an integral part of these financial statements.

VIDENT CORE U.S. BOND STRATEGY ETF

SCHEDULE OF INVESTMENTS
August 31, 2019

Par
Value	Security Description	Value
CORPORATE BONDS – 34.7%

	Communication Services – 2.4%
$1,190,000	AT&T, Inc.
	08/15/2058, 5.300%	$1,415,175
1,260,000	Charter Communications Operating LLC /
	Charter Communications Operating Capital
	10/23/2055, 6.834%	1,608,425
1,915,000	DISH DBS Corporation
	11/15/2024, 5.875%	1,828,921
1,850,000	Embarq Corporation
	06/01/2036, 7.995%	1,822,916
155,000	Gray Television, Inc. (a)
	07/15/2026, 5.875%	162,362
430,000	Meredith Corporation
	02/01/2026, 6.875%	455,800
275,000	Nexstar Broadcasting, Inc. (a)
	08/01/2024, 5.625%	286,688
1,295,000	The Interpublic Group of Companies, Inc.
	10/01/2048, 5.400%	1,574,180
800,000	United States Cellular Corporation
	12/15/2033, 6.700%	857,000
1,330,000	Viacom, Inc.
	04/30/2036, 6.875%	1,792,016
		11,803,483
	Consumer Discretionary – 4.9%
2,300,000	Adient Global Holdings Ltd. (a)
	08/15/2026, 4.875%	1,788,250
850,000	American Axle & Manufacturing, Inc.
	04/01/2025, 6.250%	802,170
1,900,000	Bed Bath & Beyond, Inc.
	08/01/2044, 5.165%	1,329,071
135,000	Century Communities, Inc. (a)
	06/01/2027, 6.750%	143,438
1,305,000	Darden Restaurants, Inc.
	05/01/2027, 3.850%	1,394,989
950,000	Diamond Resorts International, Inc. (a)
	09/01/2023, 7.750%	960,688

The accompanying notes are an integral part of these financial statements.

VIDENT CORE U.S. BOND STRATEGY ETF

SCHEDULE OF INVESTMENTS
August 31, 2019 (Continued)

Par
Value	Security Description	Value
CORPORATE BONDS – 34.7% (Continued)

	Consumer Discretionary – 4.9% (Continued)
$1,490,000	Dollar Tree, Inc.
	05/15/2028, 4.200%	$1,588,770
1,310,000	General Motors Company
	04/01/2046, 6.750%	1,560,998
1,000,000	Hasbro, Inc.
	03/15/2040, 6.350%	1,200,368
2,300,000	L Brands, Inc.
	07/01/2036, 6.750%	1,943,500
1,260,000	Lear Corporation
	09/15/2027, 3.800%	1,271,559
1,475,000	Macy’s Retail Holdings, Inc.
	06/01/2024, 3.625%	1,459,720
1,175,000	MDC Holdings, Inc.
	01/15/2043, 6.000%	1,210,250
1,650,000	Nordstrom, Inc.
	01/15/2044, 5.000%	1,604,938
260,000	Six Flags Entertainment Corporation (a)
	04/15/2027, 5.500%	278,850
300,000	Station Casinos LLC (a)
	10/01/2025, 5.000%	306,780
715,000	Suburban Propane Partners LP /
	Suburban Energy Finance Corporation
	06/01/2024, 5.500%	729,300
1,185,000	Tapestry, Inc.
	07/15/2027, 4.125%	1,220,386
200,000	Taylor Morrison Communities, Inc. (a)
	06/15/2027, 5.875%	215,500
1,100,000	Trinseo Materials Operating SCA /
	Trinseo Materials Finance, Inc. (a)
	09/01/2025, 5.375%	1,036,750
1,700,000	Whirlpool Corporation
	06/01/2046, 4.500%	1,805,016
		23,851,291
	Consumer Staples – 1.7%
1,080,000	Altria Group, Inc.
	01/31/2044, 5.375%	1,279,219

The accompanying notes are an integral part of these financial statements.

VIDENT CORE U.S. BOND STRATEGY ETF

SCHEDULE OF INVESTMENTS
August 31, 2019 (Continued)

Par
Value	Security Description	Value
CORPORATE BONDS – 34.7% (Continued)

	Consumer Staples – 1.7% (Continued)
$200,000	B&G Foods, Inc.
	04/01/2025, 5.250%	$203,560
1,350,000	Conagra Brands, Inc.
	11/01/2048, 5.400%	1,609,192
350,000	Energizer Holdings, Inc. (a)
	01/15/2027, 7.750%	383,687
1,460,000	Ingredion, Inc.
	10/01/2026, 3.200%	1,500,516
1,260,000	Kraft Heinz Foods Company
	02/09/2040, 6.500%	1,496,138
290,000	Post Holdings, Inc. (a)
	01/15/2028, 5.625%	309,938
1,430,000	Walgreens Boots Alliance, Inc.
	06/01/2026, 3.450%	1,485,796
		8,268,046
	Energy – 8.9%
1,470,000	Apache Corporation
	02/01/2042, 5.250%	1,518,306
500,000	Archrock Partners LP / Archrock Partners
	Finance Corporation (a)
	04/01/2027, 6.875%	526,250
1,670,000	Buckeye Partners LP
	12/01/2026, 3.950%	1,487,826
1,300,000	Carrizo Oil & Gas, Inc.
	04/15/2023, 6.250%	1,249,950
1,325,000	Cimarex Energy Company
	05/15/2027, 3.900%	1,356,590
1,290,000	Concho Resources, Inc.
	10/01/2027, 3.750%	1,343,607
1,390,000	Continental Resources, Inc.
	01/15/2028, 4.375%	1,427,750
1,157,000	Devon Financing Company LLC
	09/30/2031, 7.875%	1,661,619
1,120,000	Enable Midstream Partners LP
	03/15/2027, 4.400%	1,147,024

The accompanying notes are an integral part of these financial statements.

VIDENT CORE U.S. BOND STRATEGY ETF

SCHEDULE OF INVESTMENTS
August 31, 2019 (Continued)

Par
Value	Security Description	Value
CORPORATE BONDS – 34.7% (Continued)

	Energy – 8.9% (Continued)
$1,169,000	Energy Transfer Operating LP
	07/01/2038, 7.500%	$1,539,329
700,000	EnLink Midstream Partners LP
	06/01/2047, 5.450%	595,000
1,550,000	Enterprise Products Operating LLC
	08/16/2077, 4.875% (3 Month LIBOR
	USD +2.986%) (b)	1,483,381
1,610,000	EQT Corporation
	10/01/2027, 3.900%	1,407,582
1,655,000	Extraction Oil & Gas, Inc. (a)
	02/01/2026, 5.625%	1,100,575
965,000	Genesis Energy LP / Genesis Energy
	Finance Corporation
	10/01/2025, 6.500%	943,287
1,325,000	Hess Corporation
	01/15/2040, 6.000%	1,507,925
1,140,000	HollyFrontier Corporation
	04/01/2026, 5.875%	1,269,453
1,380,000	Marathon Oil Corporation
	07/15/2027, 4.400%	1,487,222
600,000	Matador Resources Company
	09/15/2026, 5.875%	584,250
1,395,000	MPLX LP
	03/01/2027, 4.125%	1,471,417
1,290,000	National Oilwell Varco, Inc.
	12/01/2042, 3.950%	1,159,605
1,290,000	Noble Energy, Inc.
	03/01/2041, 6.000%	1,531,453
1,600,000	Oasis Petroleum, Inc.
	03/15/2022, 6.875%	1,496,000
850,000	ONEOK Partners LP
	10/01/2036, 6.650%	1,075,393
1,435,000	Patterson-UTI Energy, Inc.
	02/01/2028, 3.950%	1,427,114
1,600,000	PBF Holding Company LLC /
	PBF Finance Corporation
	06/15/2025, 7.250%	1,663,456

The accompanying notes are an integral part of these financial statements.

VIDENT CORE U.S. BOND STRATEGY ETF

SCHEDULE OF INVESTMENTS
August 31, 2019 (Continued)

Par
Value	Security Description	Value
CORPORATE BONDS – 34.7% (Continued)

	Energy – 8.9% (Continued)
$850,000	PDC Energy, Inc.
	05/15/2026, 5.750%	$832,915
1,155,000	Peabody Energy Corporation (a)
	03/31/2025, 6.375%	1,206,253
2,175,000	SRC Energy, Inc.
	12/01/2025, 6.250%	2,166,844
2,000,000	SunCoke Energy Partners LP / SunCoke Energy
	Partners Finance Corporation (a)
	06/15/2025, 7.500%	1,901,250
250,000	Tallgrass Energy Partners LP / Tallgrass Energy
	Finance Corporation (a)
	01/15/2028, 5.500%	236,562
1,365,000	Valero Energy Partners LP
	12/15/2026, 4.375%	1,483,901
1,860,000	W&T Offshore, Inc. (a)
	11/01/2023, 9.750%	1,804,200
200,000	WPX Energy, Inc.
	06/01/2026, 5.750%	208,250
		43,301,539
	Financials – 5.2%
1,475,000	AXA Equitable Holdings, Inc.
	04/20/2048, 5.000%	1,611,115
1,530,000	Brighthouse Financial, Inc.
	06/22/2027, 3.700%	1,511,461
1,395,000	Capital One Financial Corporation
	10/29/2025, 4.200%	1,492,473
1,390,000	CNO Financial Group, Inc.
	05/30/2029, 5.250%	1,539,425
1,469,000	Enstar Group Ltd.
	06/01/2029, 4.950%	1,557,185
1,175,000	Fifth Third Bancorp
	03/01/2038, 8.250%	1,826,346
1,350,000	GLP Capital LP / GLP Financing II, Inc.
	06/01/2028, 5.750%	1,539,229
1,550,000	Legg Mason, Inc.
	01/15/2044, 5.625%	1,763,850

The accompanying notes are an integral part of these financial statements.

VIDENT CORE U.S. BOND STRATEGY ETF

SCHEDULE OF INVESTMENTS
August 31, 2019 (Continued)

Par
Value	Security Description	Value
CORPORATE BONDS – 34.7% (Continued)

	Financials – 5.2% (Continued)
$1,375,000	Markel Corporation
	04/05/2046, 5.000%	$1,639,215
930,000	MetLife, Inc.
	08/01/2069, 10.750%	1,499,034
1,400,000	Old Republic International Corporation
	08/26/2026, 3.875%	1,489,999
1,370,000	Prudential Financial, Inc.
	09/15/2048, 5.700% (3 Month LIBOR
	USD +2.665%) (b)	1,498,068
1,500,000	Synchrony Financial
	08/04/2026, 3.700%	1,539,155
1,290,000	The Allstate Corporation
	05/15/2067, 6.500% (3 Month LIBOR
	USD +2.120%) (b)	1,508,036
1,250,000	Unum Group
	08/15/2042, 5.750%	1,554,224
1,420,000	Voya Financial, Inc.
	05/15/2053, 5.650% (3 Month LIBOR
	USD +3.580%) (b)	1,492,974
		25,061,789
	Health Care – 0.5%
550,000	Allergan Funding SCS
	06/15/2044, 4.850%	604,054
1,645,000	Cardinal Health, Inc.
	06/15/2047, 4.368%	1,588,643
200,000	DaVita, Inc.
	05/01/2025, 5.000%	201,000
		2,393,697
	Industrials – 2.9%
80,000	Berry Global, Inc. (a)
	02/15/2026, 4.500%	79,800
1,370,000	BNSF Funding Trust I
	12/15/2055, 6.613% (3 Month LIBOR
	USD +2.350%) (b)	1,512,507

The accompanying notes are an integral part of these financial statements.

VIDENT CORE U.S. BOND STRATEGY ETF

SCHEDULE OF INVESTMENTS
August 31, 2019 (Continued)

Par
Value	Security Description	Value
CORPORATE BONDS – 34.7% (Continued)

	Industrials – 2.9% (Continued)
$1,130,000	Carlisle Companies, Inc.
	12/01/2027, 3.750%	$1,194,527
1,435,000	Delta Air Lines, Inc.
	04/19/2028, 4.375%	1,552,840
1,485,000	Kirby Corporation
	03/01/2028, 4.200%	1,605,216
1,015,000	Masco Corporation
	04/01/2026, 4.375%	1,096,008
1,800,000	Owens Corning
	07/15/2047, 4.300%	1,650,445
1,410,000	Spirit AeroSystems, Inc.
	06/15/2028, 4.600%	1,550,366
200,000	Terex Corporation (a)
	02/01/2025, 5.625%	203,764
200,000	The Dun & Bradstreet Corporation (a)
	08/15/2026, 6.875%	217,125
2,000,000	Tutor Perini Corporation (a)
	05/01/2025, 6.875%	1,867,520
1,475,000	Wabtec Corporation
	09/15/2028, 4.950% (b)	1,647,550
		14,177,668
	Information Technology – 2.9%
200,000	Amkor Technology, Inc. (a)
	09/15/2027, 6.625%	218,746
1,525,000	Broadcom Corporation / Broadcom
	Cayman Finance Ltd.
	01/15/2027, 3.875%	1,527,078
950,000	Change Healthcare Holdings LLC /
	Change Healthcare Finance, Inc. (a)
	03/01/2025, 5.750%	959,699
1,800,000	CommScope, Inc. (a)
	03/01/2027, 8.250%	1,770,750
1,300,000	HP, Inc.
	09/15/2041, 6.000%	1,459,300

The accompanying notes are an integral part of these financial statements.

VIDENT CORE U.S. BOND STRATEGY ETF

SCHEDULE OF INVESTMENTS
August 31, 2019 (Continued)

Par
Value	Security Description	Value
CORPORATE BONDS – 34.7% (Continued)

	Information Technology – 2.9% (Continued)
$200,000	Hughes Satellite Systems Corporation
	08/01/2026, 6.625%	$216,000
1,550,000	Jabil, Inc.
	01/12/2028, 3.950%	1,568,413
1,315,000	Micron Technology, Inc.
	02/06/2029, 5.327%	1,456,850
295,000	Nuance Communications, Inc.
	12/15/2026, 5.625%	311,594
1,380,000	Seagate HDD Cayman
	06/01/2027, 4.875%	1,421,201
1,400,000	Tech Data Corporation
	02/15/2027, 4.950%	1,497,874
1,450,000	Western Digital Corporation
	02/15/2026, 4.750%	1,487,627
		13,895,132
	Materials – 2.4%
490,000	Allegheny Technologies, Inc.
	08/15/2023, 7.875% (b)	527,362
800,000	CF Industries, Inc.
	03/15/2044, 5.375%	812,464
740,000	Freeport-McMoRan, Inc.
	11/14/2034, 5.400%	714,100
200,000	Greif, Inc. (a)
	03/01/2027, 6.500%	210,500
1,200,000	International Paper Company
	11/15/2039, 7.300%	1,679,468
1,400,000	Koppers, Inc. (a)
	02/15/2025, 6.000%	1,368,500
1,460,000	Martin Marietta Materials, Inc.
	12/15/2047, 4.250%	1,494,463
450,000	Olin Corporation
	02/01/2030, 5.000%	451,125
600,000	Sonoco Products Company
	11/01/2040, 5.750%	755,891
1,800,000	United States Steel Corporation
	03/15/2026, 6.250%	1,598,634

The accompanying notes are an integral part of these financial statements.

VIDENT CORE U.S. BOND STRATEGY ETF

SCHEDULE OF INVESTMENTS
August 31, 2019 (Continued)

Par
Value	Security Description	Value
CORPORATE BONDS – 34.7% (Continued)

	Materials – 2.4% (Continued)
$1,750,000	Vulcan Materials Company
	06/15/2047, 4.500%	$1,898,647
		11,511,154
	Real Estate – 1.0%
1,300,000	MPT Operating Partnership LP /
	MPT Finance Corporation
	10/15/2027, 5.000%	1,391,000
1,500,000	Sabra Health Care LP
	08/15/2026, 5.125%	1,620,581
1,740,000	Washington Prime Group LP
	08/15/2024, 6.450%	1,680,840
		4,692,421
	Utilities – 1.9%
890,000	Calpine Corporation
	01/15/2025, 5.750%	906,687
100,000	Clearway Energy Operating LLC
	08/15/2024, 5.375%	102,875
645,000	Dominion Energy, Inc.
	10/01/2054, 5.750% (3 Month LIBOR
	USD +3.057%) (b)	684,332
1,580,000	Edison International
	03/15/2028, 4.125%	1,650,108
1,040,000	Exelon Generation Company LLC
	10/01/2039, 6.250%	1,338,550
1,520,000	NextEra Energy Capital Holdings, Inc.
	12/01/2077, 4.800% (3 Month LIBOR
	USD +2.409%) (b)	1,523,957
1,080,000	PSEG Power LLC
	04/15/2031, 8.625%	1,530,710
1,430,000	The Southern Company
	03/15/2057, 5.500% (3 Month LIBOR
	USD +3.630%) (b)	1,484,519
		9,221,738
	TOTAL CORPORATE BONDS
	(Cost $157,982,864)	168,177,958

The accompanying notes are an integral part of these financial statements.

VIDENT CORE U.S. BOND STRATEGY ETF

SCHEDULE OF INVESTMENTS
August 31, 2019 (Continued)

Par
Value	Security Description	Value
MORTGAGE BACKED SECURITIES –
U.S. GOVERNMENT AGENCY – 11.3%
	Federal Home Loan Banks
$235,000	02/18/2021, 1.375%	$234,417
400,000	09/10/2021, 3.000%	411,248
315,000	10/12/2021, 3.000%	324,551
300,000	11/29/2021, 1.875%	302,360
290,000	12/10/2021, 2.625%	297,276
240,000	03/11/2022, 2.250%	244,499
245,000	03/11/2022, 2.500%	251,165
100,000	06/10/2022, 2.125%	101,699
220,000	07/15/2036, 5.500%	328,313
		2,495,528
	Federal Home Loan Mortgage Corporation
205,000	02/16/2021, 2.375%	207,313
420,000	08/12/2021, 1.125%	417,044
255,000	01/13/2022, 2.375%	259,955
150,000	09/15/2029, 6.750%	219,077
200,000	03/15/2031, 6.750%	302,784
		1,406,173
	Federal National Mortgage Association
305,000	12/28/2020, 1.875%	305,969
235,000	02/26/2021, 1.375%	234,284
150,000	04/13/2021, 2.500%	152,264
75,000	05/06/2021, 1.250%	74,649
60,000	06/22/2021, 2.750%	61,304
415,000	08/17/2021, 1.250%	412,650
310,000	10/07/2021, 1.375%	308,929
260,000	01/05/2022, 2.000%	262,673
260,000	01/11/2022, 2.625%	266,664
130,000	04/05/2022, 1.875%	131,350
125,000	04/12/2022, 2.250%	127,560
150,000	05/15/2029, 6.250%	211,834
290,000	01/15/2030, 7.125%	437,911
220,000	05/15/2030, 7.250%	337,506
230,000	11/15/2030, 6.625%	343,001
200,000	07/15/2037, 5.625%	303,266
11,000,000	09/01/2040, 4.000% (c)	11,421,094

The accompanying notes are an integral part of these financial statements.

VIDENT CORE U.S. BOND STRATEGY ETF

SCHEDULE OF INVESTMENTS
August 31, 2019 (Continued)

Par
Value	Security Description	Value
MORTGAGE BACKED SECURITIES –
U.S. GOVERNMENT AGENCY – 11.3% (Continued)
	Federal National Mortgage Association (Continued)
$11,000,000	09/15/2041, 3.500% (c)	$11,306,797
10,050,000	09/15/2041, 4.500% (c)	10,582,336
1,500,000	09/15/2041, 5.000% (c)	1,601,953
1,500,000	09/15/2042, 3.000% (c)	1,529,766
		40,413,760
	Government National Mortgage Association
1,000,000	09/01/2040, 4.500% (c)	1,062,031
1,000,000	09/15/2040, 4.000% (c)	1,047,266
1,950,000	09/15/2041, 4.000% (c)	2,032,685
2,500,000	09/15/2041, 4.500% (c)	2,616,016
1,000,000	09/15/2042, 3.000% (c)	1,031,113
1,000,000	09/15/2042, 3.500% (c)	1,040,937
1,000,000	09/15/2042, 3.500% (c)	1,039,141
1,000,000	09/01/2043, 3.000% (c)	1,032,539
		10,901,728
	TOTAL MORTGAGE BACKED SECURITIES –
	U.S. GOVERNMENT AGENCY
	(Cost $54,760,236)	55,217,189

U.S. GOVERNMENT AGENCY ISSUES – 1.4%

	Utilities – 1.4%
	Tennessee Valley Authority
470,000	02/15/2021, 3.875%	485,097
575,000	08/15/2022, 1.875%	579,349
180,000	09/15/2024, 2.875%	191,889
300,000	11/01/2025, 6.750%	390,345
430,000	02/01/2027, 2.875%	462,736
550,000	05/01/2030, 7.125%	826,085
900,000	04/01/2036, 5.880%	1,329,823
755,000	01/15/2038, 6.150%	1,171,827
780,000	09/15/2039, 5.250%	1,126,567
225,000	12/15/2042, 3.500%	266,272
		6,829,990
	TOTAL U.S. GOVERNMENT AGENCY ISSUES
	(Cost $6,211,506)	6,829,990

The accompanying notes are an integral part of these financial statements.

VIDENT CORE U.S. BOND STRATEGY ETF

SCHEDULE OF INVESTMENTS
August 31, 2019 (Continued)

Par
Value	Security Description	Value
U.S. GOVERNMENT NOTES/BONDS – 51.8%

	U.S. Treasury Bonds – 23.7%
	United States Treasury Bonds
$17,440,000	11/15/2021, 8.000%	$19,864,569
1,730,000	02/15/2026, 6.000%	2,214,907
2,180,000	11/15/2026, 6.500%	2,930,993
2,575,000	11/15/2027, 6.125%	3,500,793
2,475,000	08/15/2028, 5.500%	3,306,059
2,525,000	11/15/2028, 5.250%	3,339,608
3,990,000	11/15/2040, 4.250%	5,670,865
3,770,000	02/15/2041, 4.750%	5,711,624
4,175,000	05/15/2041, 4.375%	6,047,716
3,295,000	08/15/2041, 3.750%	4,402,686
1,135,000	02/15/2043, 3.125%	1,391,816
3,840,000	08/15/2043, 3.625%	5,092,275
2,870,000	11/15/2043, 3.750%	3,882,011
3,280,000	02/15/2044, 3.625%	4,361,823
		71,717,745
	United States Treasury Inflation Indexed Bonds
2,527,498	01/15/2025, 2.375%	2,843,168
2,645,607	01/15/2026, 2.000%	2,977,925
2,591,086	01/15/2027, 2.375%	3,041,188
2,488,113	01/15/2028, 1.750%	2,848,496
2,779,341	04/15/2028, 3.625%	3,637,324
2,260,792	01/15/2029, 2.500%	2,787,537
2,259,260	04/15/2029, 3.875%	3,092,728
1,637,873	04/15/2032, 3.375%	2,318,894
3,768,554	02/15/2040, 2.125%	5,188,392
3,731,184	02/15/2041, 2.125%	5,191,190
2,357,826	02/15/2042, 0.750%	2,591,088
1,771,419	02/15/2043, 0.625%	1,889,171
2,329,986	02/15/2044, 1.375%	2,901,878
1,087,740	02/15/2045, 0.750%	1,191,878
1,059,409	02/15/2046, 1.000%	1,231,312
		43,732,169

The accompanying notes are an integral part of these financial statements.

VIDENT CORE U.S. BOND STRATEGY ETF

SCHEDULE OF INVESTMENTS
August 31, 2019 (Continued)

Par
Value	Security Description	Value
	U.S. Treasury Notes – 28.1%
	United States Treasury Notes
$9,530,000	08/31/2021, 1.125%	$9,456,291
9,750,000	08/31/2021, 2.000%	9,841,406
5,245,000	09/15/2021, 2.750%	5,375,408
6,400,000	09/30/2021, 1.125%	6,348,503
8,700,000	09/30/2021, 2.125%	8,808,920
8,530,000	10/15/2021, 2.875%	8,771,406
7,210,000	10/31/2021, 1.250%	7,170,993
7,660,000	10/31/2021, 2.000%	7,740,789
3,990,000	11/15/2021, 2.000%	4,034,576
5,520,000	11/15/2021, 2.875%	5,683,444
4,490,000	11/30/2021, 1.750%	4,516,045
4,955,000	11/30/2021, 1.875%	4,997,388
3,275,000	12/31/2021, 2.000%	3,313,187
3,280,000	12/31/2021, 2.125%	3,328,303
3,725,000	01/15/2022, 2.500%	3,813,323
650,000	01/31/2022, 1.500%	650,584
4,180,000	01/31/2022, 1.875%	4,219,106
1,540,000	02/15/2022, 2.000%	1,560,333
2,575,000	02/15/2022, 2.500%	2,638,470
950,000	02/28/2022, 1.750%	956,791
1,290,000	02/28/2022, 1.875%	1,302,850
300,000	04/15/2022, 2.250%	306,088
300,000	04/30/2022, 1.875%	303,281
255,000	08/31/2025, 2.750%	274,060
340,000	11/15/2025, 2.250%	356,183
210,000	05/15/2026, 1.625% (e)	212,289
465,000	11/15/2026, 2.000%	482,365
635,000	02/15/2027, 2.250%	670,495
		107,132,877
	United States Treasury Inflation Indexed Notes
113,647	07/15/2021, 0.625%	114,358
3,649,733	01/15/2022, 0.125%	3,627,580
4,465,738	04/15/2022, 0.125%	4,437,823
456,674	07/15/2022, 0.125%	456,338
2,790,896	01/15/2023, 0.125%	2,786,085
3,140,034	04/15/2023, 0.625%	3,189,379

The accompanying notes are an integral part of these financial statements.

VIDENT CORE U.S. BOND STRATEGY ETF

SCHEDULE OF INVESTMENTS
August 31, 2019 (Continued)

Par
Value	Security Description	Value
	U.S. Treasury Notes – 28.1% (Continued)
	United States Treasury Inflation
	Indexed Notes (Continued)
$1,410,634	01/15/2024, 0.625%	$1,445,805
1,849,262	01/15/2025, 0.250%	1,873,099
394,244	07/15/2025, 0.375%	404,240
2,721,925	01/15/2026, 0.625%	2,828,659
929,673	07/15/2026, 0.125%	941,313
2,433,549	01/15/2027, 0.375%	2,500,778
1,518,310	07/15/2027, 0.375%	1,568,840
2,128,761	01/15/2028, 0.500%	2,218,135
1,209,198	07/15/2028, 0.750%	1,294,655
		29,687,087
	TOTAL U.S. GOVERNMENT NOTES/BONDS
	(Cost $240,818,065)	252,269,878

The accompanying notes are an integral part of these financial statements.

VIDENT CORE U.S. BOND STRATEGY ETF

SCHEDULE OF INVESTMENTS
August 31, 2019 (Continued)

Shares	Security Description	Value
SHORT-TERM INVESTMENTS – 9.6%

	Money Market Funds – 9.6%
46,828,914	First American Government
	Obligations Fund – Class X, 2.025% (d)(e)	$46,828,914
	TOTAL SHORT-TERM INVESTMENTS
	(Cost $46,828,914)	46,828,914
	TOTAL INVESTMENTS – 108.8%
	(Cost $506,601,585)	529,323,929
	Liabilities in Excess of Other Assets – (8.8)%	(42,711,902)
	NET ASSETS – 100.0%	$486,612,027

Percentages are stated as a percent of net assets.
(a)
Security exempt form registration under Rule 144(a) of the Securities Act of 1933. Such securities are treated as liquid securities, according to the Fund’s liquidity guidelines. At August 31, 2019, the value of these securities amounted to $19,544,425 or 4.0% of net assets.

(b)	Variable rate security. Coupon changes periodically based upon a predetermined schedule or bond rating. Interest rate disclosed is that which is in effect at August 31, 2019.
(c)	Security purchased on a forward-commitment basis (“TBA commitment”). On August 31, 2019, the total value of TBA commitments was $47,343,673 or 9.7% of net assets. (See Note 2).
(d)	Annualized seven-day yield as of August 31, 2019.
(e)
All or portion of this security has been pledged as collateral with TBA commitments. At August 31, 2019, the value of securities pledged amounted to $47,041,203. In addition, the Fund held cash collateral in the amount of $500,000.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”).  GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

The accompanying notes are an integral part of these financial statements.

VIDENT FUNDS

STATEMENTS OF ASSETS AND LIABILITIES
August 31, 2019

	Vident	Vident	Vident
	International	Core U.S.	Core U.S. Bond
	Equity Fund	Equity Fund	Strategy ETF
ASSETS
Investments in Securities, at Value*+	$583,024,306	$486,213,323	$529,323,929
Cash Held as Collateral
for TBA Commitments	—	—	500,000
Foreign Currency, at Value*	283	—	—
Interest and Dividends Receivable	1,444,700	823,356	4,223,557
Dividend Tax Reclaim Receivable	1,415,857	—	—
Securities Lending Income Receivable	12,054	42,391	—
Total Assets	585,897,200	487,079,070	534,047,486
LIABILITIES
Payable for Investment
Securities Purchased	—	—	47,267,476
Management Fees Payable	296,115	205,463	167,983
Collateral Received for
Securities Loaned (See Note 4)	16,256,063	8,460,725	—
Total Liabilities	16,552,178	8,666,188	47,435,459
NET ASSETS	$569,345,022	$478,412,882	$486,612,027
NET ASSETS CONSIST OF:
Paid-in Capital	$722,052,866	$563,529,887	$478,000,548
Total Distributable Earnings
(Accumulated Deficit)	(152,707,844)	(85,117,005)	8,611,479
Net Assets	$569,345,022	$478,412,882	$486,612,027
Net Asset Value
(unlimited shares authorized):
Net Assets	$569,345,022	$478,412,882	$486,612,027
Shares Outstanding (No Par Value)	25,200,000	16,100,000	9,500,000
Net Asset Value, Offering and
Redemption Price per Share	$22.59	$29.72	$51.22
* Identified Cost:
Investments in Securities	$598,059,258	$489,352,933	$506,601,585
Foreign Currency	17	—	—
+ Includes loaned securities
with a value of	$22,312,741	$8,249,865	$—

The accompanying notes are an integral part of these financial statements.

VIDENT FUNDS

STATEMENTS OF OPERATIONS
For the Year Ended August 31, 2019

	Vident	Vident	Vident
	International	Core U.S.	Core U.S. Bond
	Equity Fund	Equity Fund	Strategy ETF
INVESTMENT INCOME
Dividends*	$21,359,770	$10,613,800	$—
Securities Lending Income, Net	226,655	83,364	—
Interest	32,229	13,424	17,077,089
Total Investment Income	21,618,654	10,710,588	17,077,089
EXPENSES
Management Fees	3,560,050	2,604,350	1,991,728
Total Expenses	3,560,050	2,604,350	1,991,728
Net Investment Income (Loss)	18,058,604	8,106,238	15,085,361

REALIZED AND UNREALIZED
GAIN (LOSS) ON INVESTMENTS
Net Realized Gain (Loss) on:
Investments in Securities	(36,025,992)	(13,053,122)	5,058,083
Foreign Currency	(132,436)**	—	—
Net Change in Unrealized
Appreciation (Depreciation) of:
Investments in Securities	(30,917,523)	(87,329,242)	26,256,305
Foreign Currency and Translation
of Other Assets and Liabilities
in Foreign Currency	41,244	—	—
Net Realized and Unrealized
Gain (Loss) on Investments	(67,034,707)	(100,382,364)	31,314,388
NET INCREASE (DECREASE)
IN NET ASSETS RESULTING
FROM OPERATIONS	$(48,976,103)	$(92,276,126)	$46,399,749
* Net of foreign withholding tax of	$(2,501,950)	$—	$—
** Net of foreign capital gain taxes of $(14,337).

The accompanying notes are an integral part of these financial statements.

VIDENT INTERNATIONAL EQUITY FUND

STATEMENTS OF CHANGES IN NET ASSETS

	Year Ended	Year Ended
	August 31, 2019	August 31, 2018
OPERATIONS
Net Investment Income (Loss)	$18,058,604	$14,871,741
Net Realized Gain (Loss) on Investments
and Foreign Currency	(36,158,428)	57,516,587
Change in Unrealized Appreciation
(Depreciation) of Investments
and Foreign Currency	(30,876,279)	(103,650,586)
Net Increase (Decrease) in Net Assets
Resulting from Operations	(48,976,103)	(31,262,258)

DISTRIBUTIONS TO SHAREHOLDERS
Net Distributions to Shareholders	(16,869,109)	(16,139,876	)(b)
Total Distributions to Shareholders	(16,869,109)	(16,139,876)

CAPITAL SHARE TRANSACTIONS
Proceeds from Shares Sold	50,953,440	169,775,080
Payments for Shares Redeemed	(25,420,650)	(235,191,790)
Transaction Fees (Note 7)	29,913	82,570
Net Increase (Decrease) in
Net Assets Derived from
Capital Share Transactions(a)	25,562,703	(65,334,140)
Net Increase (Decrease) in Net Assets	$(40,282,509)	$(112,736,274)

NET ASSETS
Beginning of Period	$609,627,531	$722,363,805
End of Period	$569,345,022	$609,627,531	(c)

(a)  Summary of capital share transactions is as follows:

	Year Ended	Year Ended
	August 31, 2019	August 31, 2018
	Shares	Shares
Shares Sold	2,100,000	5,700,000
Shares Redeemed	(1,100,000)	(8,100,000)
Net Increase (Decrease)	1,000,000	(2,400,000)

(b)	This amount is comprised of only net investment income.
(c)	Includes Undistributed Net Investment Income of $3,504,522.

The accompanying notes are an integral part of these financial statements.

VIDENT CORE U.S. EQUITY FUND

STATEMENTS OF CHANGES IN NET ASSETS

	Year Ended	Year Ended
	August 31, 2019	August 31, 2018
OPERATIONS
Net Investment Income (Loss)	$8,106,238	$7,530,739
Net Realized Gain (Loss) on Investments	(13,053,122)	57,984,553
Change in Unrealized Appreciation
(Depreciation) of Investments	(87,329,242)	41,258,645
Net Increase (Decrease) in Net Assets
Resulting from Operations	(92,276,126)	106,773,937

DISTRIBUTIONS TO SHAREHOLDERS
Net Distributions to Shareholders	(8,142,853)	(7,946,564	)(b)
Total Distributions to Shareholders	(8,142,853)	(7,946,564)

CAPITAL SHARE TRANSACTIONS
Proceeds from Shares Sold	25,283,130	319,329,840
Payments for Shares Redeemed	(117,807,110)	(247,958,170)
Transaction Fees (Note 7)	779	—
Net Increase (Decrease) in
Net Assets Derived from
Capital Share Transactions(a)	(92,523,201)	71,371,670
Net Increase (Decrease) in Net Assets	$(192,942,180)	$170,199,043

NET ASSETS
Beginning of Period	$671,355,062	$501,156,019
End of Period	$478,412,882	$671,355,062	(c)

(a)  Summary of capital share transactions is as follows:

	Year Ended	Year Ended
	August 31, 2019	August 31, 2018
	Shares	Shares
Shares Sold	800,000	9,400,000
Shares Redeemed	(3,700,000)	(7,200,000)
Net Increase (Decrease)	(2,900,000)	2,200,000

(b)	This amount is comprised of only net investment income.
(c)	Includes Undistributed Net Investment Income of $1,461,554.

The accompanying notes are an integral part of these financial statements.

VIDENT CORE U.S. BOND STRATEGY ETF

STATEMENTS OF CHANGES IN NET ASSETS

	Year Ended	Year Ended
	August 31, 2019	August 31, 2018
OPERATIONS
Net Investment Income (Loss)	$15,085,361	$13,924,061
Net Realized Gain (Loss) on Investments	5,058,083	(19,623,131)
Change in Unrealized Appreciation
(Depreciation) of Investments	26,256,305	(8,423,067)
Net Increase (Decrease) in Net Assets
Resulting from Operations	46,399,749	(14,122,137)

DISTRIBUTIONS TO SHAREHOLDERS
Net Distributions to Shareholders	(15,195,394)	(13,197,299	)(b)
Total Distributions to Shareholders	(15,195,394)	(13,197,299)

CAPITAL SHARE TRANSACTIONS
Proceeds from Shares Sold	28,692,070	97,556,210
Payments for Shares Redeemed	(110,139,270)	(91,341,850)
Transaction Fees (Note 7)	58,942	49,624
Net Increase (Decrease) in
Net Assets Derived from
Capital Share Transactions(a)	(81,388,258)	6,263,984
Net Increase (Decrease) in Net Assets	$(50,183,903)	$(21,055,452)

NET ASSETS
Beginning of Period	$536,795,930	$557,851,382
End of Period	$486,612,027	$536,795,930	(c)

(a)  Summary of capital share transactions is as follows:

	Year Ended	Year Ended
	August 31, 2019	August 31, 2018
	Shares	Shares
Shares Sold	600,000	2,000,000
Shares Redeemed	(2,300,000)	(1,900,000)
Net Increase (Decrease)	(1,700,000)	100,000

(b)	This amount is comprised of only net investment income.
(c)	Includes Undistributed Net Investment Income of $3,183,977.

The accompanying notes are an integral part of these financial statements.

VIDENT INTERNATIONAL EQUITY FUND

FINANCIAL HIGHLIGHTS
For a capital share outstanding throughout each year

	Year Ended August 31,
	2019	2018	2017	2016	2015
Net Asset Value,
Beginning of Period	$25.19	$27.16	$21.60	$20.82	$25.70
INCOME (LOSS) FROM
INVESTMENT OPERATIONS:
Net Investment Income (Loss)(a)	0.74	0.60	0.50	0.46	0.44
Net Realized and Unrealized
Gain (Loss) on Investments	(2.64)	(1.91)	5.60	0.70	(4.89)
Total from Investment
Operations	(1.90)	(1.31)	6.10	1.16	(4.45)
LESS DISTRIBUTIONS:
From Net Investment Income	(0.70)	(0.66)	(0.54)	(0.38)	(0.43)
Total Distributions	(0.70)	(0.66)	(0.54)	(0.38)	(0.43)
CAPITAL SHARE
TRANSACTIONS
Transaction Fees (See Note 7)	— (b)	— (b)	— (b)	— (b)	— (b)
Net Asset Value, End of Period	$22.59	$25.19	$27.16	$21.60	$20.82
Total Return	-7.61%	-4.97%	28.70%	5.68%	-17.60%

SUPPLEMENTAL DATA:
Net Assets at End of Period (000’s)	$569,345	$609,628	$722,364	$583,078	$616,410

RATIOS TO AVERAGE NET ASSETS:
Expenses to Average
Net Assets (Before
Management Fees Waived)	0.61%	0.64%	0.68%	0.68%	0.71%
Expenses to Average
Net Assets (After
Management Fees Waived)	0.61%	0.63%	0.68%	0.68%	0.71%
Net Investment Income to
Average Net Assets (Before
Management Fees Waived)	3.09%	2.18%	2.13%	2.25%	1.85%
Net Investment Income to
Average Net Assets (After
Management Fees Waived)	3.09%	2.19%	2.13%	2.25%	1.85%
Portfolio Turnover Rate(c)	76%	66%	73%	106%	43%

(a)	Calculated based on average shares outstanding during the period.
(b)	Less than $0.005.
(c)	Excludes impact of in-kind transactions.

The accompanying notes are an integral part of these financial statements.

VIDENT CORE U.S. EQUITY FUND

FINANCIAL HIGHLIGHTS
For a capital share outstanding throughout each year

	Year Ended August 31,
	2019	2018	2017	2016	2015
Net Asset Value,
Beginning of Period	$35.33	$29.83	$26.55	$25.37	$26.77
INCOME (LOSS) FROM
INVESTMENT OPERATIONS:
Net Investment Income (Loss)(a)	0.49	0.40	0.35	0.47	0.46
Net Realized and Unrealized
Gain (Loss) on Investments	(5.60)	5.52	3.20	1.17	(1.43)
Total from Investment
Operations	(5.11)	5.92	3.55	1.64	(0.97)
LESS DISTRIBUTIONS:
From Net Investment Income	(0.50)	(0.42)	(0.27)	(0.46)	(0.43)
From Net Realized Gains	—	—	—	—	— (b)
Total Distributions	(0.50)	(0.42)	(0.27)	(0.46)	(0.43)
CAPITAL SHARE
TRANSACTIONS
Transaction Fees (See Note 7)	— (b)	—	—	—	— (b)
Net Asset Value, End of Period	$29.72	$35.33	$29.83	$26.55	$25.37
Total Return	-14.49%	19.95%	13.42%	6.61%	-3.70%

SUPPLEMENTAL DATA:
Net Assets at End of Period (000’s)	$478,413	$671,355	$501,156	$467,248	$400,787

RATIOS TO AVERAGE NET ASSETS:
Expenses to Average
Net Assets (Before
Management Fees Waived)	0.50%	0.52%	0.55%	0.55%	0.55%
Expenses to Average
Net Assets (After
Management Fees Waived)	0.50%	0.51%	0.55%	0.55%	0.55%
Net Investment Income to
Average Net Assets (Before
Management Fees Waived)	1.56%	1.20%	1.24%	1.87%	1.72%
Net Investment Income to
Average Net Assets (After
Management Fees Waived)	1.56%	1.21%	1.24%	1.87%	1.72%
Portfolio Turnover Rate(c)	71%	63%	68%	114%	90%

(a)	Calculated based on average shares outstanding during the period.
(b)	Less than $0.005.
(c)	Excludes impact of in-kind transactions.

The accompanying notes are an integral part of these financial statements.

VIDENT CORE U.S. BOND STRATEGY ETF

FINANCIAL HIGHLIGHTS
For a capital share outstanding throughout each period

					Period
					Ended
	Year Ended August 31,				August 31,
	2019	2018	2017	2016	2015(a)
Net Asset Value,
Beginning of Period	$47.93	$50.26	$51.65	$49.57	$50.00
INCOME (LOSS) FROM
INVESTMENT OPERATIONS:
Net Investment Income(b)	1.50	1.17	0.92	0.86	0.63
Net Realized and Unrealized
Gain (Loss) on Investments	3.34	(2.39)	(0.74)	1.96	(0.70)
Total from Investment
Operations	4.84	(1.22)	0.18	2.82	(0.07)
LESS DISTRIBUTIONS:
From Net Investment Income	(1.56)	(1.11)	(0.93)	(0.74)	(0.39)
From Net Realized Gains	—	—	(0.65)	—	—
Total Distributions	(1.56)	(1.11)	(1.58)	(0.74)	(0.39)
CAPITAL SHARE
TRANSACTIONS
Transaction Fees (See Note 7)	0.01	— (c)	0.01	— (c)	0.03
Net Asset Value, End of Period	$51.22	$47.93	$50.26	$51.65	$49.57
Total Return	10.37%	-2.42%	0.50%	5.76%	-0.08	%(d)

SUPPLEMENTAL DATA:
Net Assets at End of Period (000’s)	$486,612	$536,796	$557,851	$480,334	$426,297

RATIOS TO AVERAGE
NET ASSETS:
Expenses to Average
Net Assets (Before
Management Fees Waived)	0.41%	0.43%	0.45%	0.45%	0.45	%(e)
Expenses to Average
Net Assets (After
Management Fees Waived)	0.41%	0.42%	0.45%	0.45%	0.45	%(e)
Net Investment Income to
Average Net Assets (Before
Management Fees Waived)	3.11%	2.42%	1.86%	1.72%	1.43	%(e)
Net Investment Income to
Average Net Assets (After
Management Fees Waived)	3.11%	2.43%	1.86%	1.72%	1.43	%(e)
Portfolio Turnover Rate(f)	384%	324%	296%	440%	409	%(d)

(a)	Commencement of operations on October 15, 2014.
(b)	Calculated based on average shares outstanding during the period.
(c)	Less than $0.005.
(d)	Not annualized.
(e)	Annualized.
(f)	Excludes impact of in-kind transactions.

The accompanying notes are an integral part of these financial statements.

VIDENT FUNDS

NOTES TO FINANCIAL STATEMENTS
August 31, 2019

NOTE 1 – ORGANIZATION

Vident International Equity Fund, Vident Core U.S. Equity Fund and Vident Core U.S. Bond Strategy ETF (individually each a “Fund” or collectively the “Funds”) are diversified series of ETF Series Solutions (“ESS”) or (the “Trust”), an open-end management investment company consisting of multiple investment series, organized as a Delaware statutory trust on February 9, 2012. The Trust is registered with the U.S. Securities and Exchange Commission (“SEC”) under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company and the offering of the Funds’ shares are registered under the Securities Act of 1933, as amended (the “Securities Act”). The investment objectives of the Funds are to seek to track the performance, before fees and expenses, of the Vident Core International Equity Index, the Vident Core U.S. Stock Index and the Vident Core U.S. Bond Index, respectively. Vident International Equity Fund commenced operations on October 29, 2013, Vident Core U.S. Equity Fund commenced operations on January 21, 2014, and Vident Core U.S. Bond Strategy ETF commenced operations on October 15, 2014.

The end of the reporting period for the Funds is August 31, 2019, and the period covered by these Notes to Financial Statements is the fiscal year ended August 31, 2019 (the “current fiscal period”).

NOTE 2 – SIGNIFICANT ACCOUNTING POLICIES

The Funds are investment companies and accordingly follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946 Financial Services – Investment Companies.

The following is a summary of significant accounting policies consistently followed by the Funds. These policies are in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”).

A.
Security Valuation. All equity securities, including domestic and foreign common stocks, preferred stocks, and exchange traded funds that are traded on a national securities exchange, except those listed on the Nasdaq Global Market®, Nasdaq Global SelectMarket® and Nasdaq Capital Market® exchanges (collectively “Nasdaq”), are valued at the last reported sale price on the exchange on which the security is principally traded. Securities traded on Nasdaq will be valued at the Nasdaq Official Closing Price (“NOCP”). If, on a particular day, an exchange traded or Nasdaq security does not trade, then the mean between the most recent quoted bid and asked prices will be used. All equity securities that are not traded on a listed exchange are valued at the last sale price in the over-the-counter market. If a non-exchange traded security does not trade on a particular day, then the mean between the last quoted closing bid and asked price will be used. Prices denominated in foreign currencies are converted to U.S. dollar equivalents at the current exchange rate, which approximates fair value.

VIDENT FUNDS

NOTES TO FINANCIAL STATEMENTS
August 31, 2019 (Continued)

Investments in mutual funds, including money market funds, are valued at their net asset value (“NAV”) per share.

Debt securities are valued by using the mean between the closing bid and asked prices provided by an independent pricing service. If the closing bid and asked prices are not readily available, the independent pricing service may provide a price by a matrix pricing method. These techniques generally consider such factors as yields or prices of bonds of comparable quality, type of issue, coupon, maturity, ratings and general market conditions.

Short-term securities, including repurchase agreements, that have maturities of less than 60 days at the time of purchase, are valued at amortized cost, which, when combined with accrued interest, approximates fair value.

Securities for which quotations are not readily available are valued at their respective fair values in accordance with pricing procedures adopted by the Funds’ Board of Trustees (the “Board”). When a security is “fair valued,” consideration is given to the facts and circumstances relevant to the particular situation, including a review of various factors set forth in the pricing procedures adopted by the Board. The use of fair value pricing by the Funds may cause the NAV of the shares to differ significantly from the NAV that would be calculated without regard to such considerations.

As described above, the Funds utilize various methods to measure the fair value of their investments on a recurring basis. U.S. GAAP establishes a hierarchy that prioritizes inputs to valuations methods. The three levels of inputs are:

Level 1 –	Unadjusted quoted prices in active markets for identical assets or liabilities that the Funds have the ability to access.

Level 2 –
Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 –
Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

VIDENT FUNDS

NOTES TO FINANCIAL STATEMENTS
August 31, 2019 (Continued)

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The following is a summary of the inputs used to value the Funds’ investments as of the end of the current fiscal period:

Vident International Equity Fund

Assets^	Level 1	Level 2	Level 3	Total
Common Stocks	$555,344,335	$—	$—	$555,344,335
Preferred Stocks	9,679,866	—	—	9,679,866
Short-Term Investments	1,744,042	—	—	1,744,042
Investments Purchased
with Proceeds from
Securities Lending	310,000	15,946,063	—	16,256,063
Total Investments
in Securities	$567,078,243	$15,946,063	$—	$583,024,306

^ See Schedule of Investments for country breakouts.

Vident Core U.S. Equity Fund

Assets^	Level 1	Level 2	Level 3	Total
Common Stocks	$477,382,493	$—	$—	$477,382,493
Short-Term Investments	370,105	—	—	370,105
Investments Purchased
with Proceeds from
Securities Lending	8,460,725	—	—	8,460,725
Total Investments
in Securities	$486,213,323	$—	$—	$486,213,323

^ See Schedule of Investments for sector breakouts.

Vident Core U.S. Bond Strategy ETF

Assets^	Level 1	Level 2	Level 3	Total
Corporate Bonds	$—	$168,177,958	$—	$168,177,958
Mortgage Backed
Securities – U.S.
Government Agency	—	55,217,189	—	55,217,189
U.S. Government
Agency Issues	—	6,829,990	—	6,829,990
U.S. Government
Notes/Bonds	—	252,269,878	—	252,269,878
Short-Term Investments	46,828,914	—	—	46,828,914
Total Investments
in Securities	$46,828,914	$482,495,015	$—	$529,323,929

^ See Schedule of Investments for sector breakouts.

VIDENT FUNDS

NOTES TO FINANCIAL STATEMENTS
August 31, 2019 (Continued)

As of the end of the current fiscal period, the Funds did not recognize any transfers into or out of Level 3.

B.
Foreign Currency. Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the date of valuation. Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions.  The Funds do not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments and currency gains or losses realized between the trade and settlement dates on securities transactions from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.  The Funds report net realized foreign exchange gains or losses that arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on foreign currency transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Funds’ books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

C.
Securities Purchased or Sold on a Forward-Commitment Basis.  Vident Core U.S. Bond Strategy ETF may enter into TBA commitments, Mortgage Dollar Roll Transactions or other purchase and sale transactions that specify forward delivery of a financial security. TBA commitments are forward agreements for the purchase or sale of mortgage-backed pass-through securities for a fixed price, with payment and delivery on an agreed upon future settlement date. Most commitments in mortgage-backed pass-through securities occur for future delivery in which the exact mortgage pools to be delivered are not specified until a few days prior to settlement. The specific securities to be delivered are not identified at the trade date. However, delivered securities must follow general trade parameters, including issuer, rate and mortgage terms. When entering into TBA commitments, the Fund may take possession of or deliver the underlying mortgage-backed pass-through securities but can extend the settlement or roll the transaction. In order to better define contractual rights and to secure rights that will help the Fund mitigate counterparty risk, TBA commitments may be entered into by a Fund under Master Securities Forward Transaction Agreements (each, an “MSFTA”). An MSFTA typically contains, among other things, collateral posting terms and netting provisions in the event of default and/or termination event. The collateral requirements are typically calculated by netting the mark-to-market amount for each transaction under such agreement and comparing that amount to the value of the collateral currently pledged by a Fund and the counterparty. Cash collateral that has been pledged to cover the obligations of the Trust or cash collateral received

VIDENT FUNDS

NOTES TO FINANCIAL STATEMENTS
August 31, 2019 (Continued)

from the counterparty, if any, is reported separately on the Statement of Assets and Liabilities as cash held as collateral for TBA commitments or cash received as collateral for TBA commitments, respectively. Noncash collateral pledged by the Fund, if any, is noted in the Schedule of Investments. In connection with this ability, the Fund may enter into mortgage “dollar rolls” in which a Fund sells TBA mortgage-backed securities and simultaneously contracts to repurchase substantially similar (i.e., same type, coupon and maturity) securities on a specific future date at an agreed upon price. During the period between the sale and repurchase, a Fund is not entitled to receive interest and principal payments on the securities sold. Mortgage dollar roll transactions are treated as purchases and sales and the Fund realizes gains and losses on these transactions.

The value of TBA commitments on the Statement of Assets and Liabilities for the Vident Core U.S. Bond Strategy ETF as of the end of the current fiscal period is as follows:

Statement of Assets and Liabilities – Values of TBA Commitments as of the end of the current fiscal period

Liabilities
	Location	Value
TBA Commitments –	Payable for Investment
Credit/interest rate risk	Securities Purchased	$47,267,476

The effect of TBA Commitments on the Statement of Operations for the current fiscal period

Amount of Realized Gain (Loss) on TBA		Change in Unrealized Appreciation
Commitments Recognized in Income		(Depreciation) Recognized in Income
	Investments		Investments
	in Securities		in Securities
TBA Commitments	$3,345,652	TBA Commitments	$(31,071)

The average monthly value of TBA Commitments during the current fiscal period was $65,777,430.

OFFSETTING ASSETS AND LIABILITIES

The Vident Core U.S. Bond Strategy ETF is subject to various MSFTAs, which govern the terms of certain transactions with select counterparties. The MSFTAs allow the Fund to close out and net its total exposure to a counterparty in the event of a default with respect to all the transactions governed under a single agreement with a counterparty. The MSFTAs also specify collateral posting arrangements at prearranged exposure levels. Under the MSFTAs, collateral is routinely transferred if the total net exposure to certain transactions (net of existing collateral already in place) governed under the relevant MSFTAs with a counterparty in a given account exceeds a specified threshold depending on the counterparty and type of MSFTAs.

VIDENT FUNDS

NOTES TO FINANCIAL STATEMENTS
August 31, 2019 (Continued)

The following is a summary of the Assets and Liabilities subject to offsetting in the Fund as of the end of the current fiscal period.

Liabilities

				Gross Amounts not offset
				in the Statement of
				Assets and Liabilities
			Net
		Gross	Amounts
		Amounts	Presented
	Gross	Offset in the	in the
	Amounts of	Statement of	Statement of
Description /	Recognized	Assets and	Assets and	Financial	Collateral	Net
Counterparty	Liabilities	Liabilities	Liabilities	Instruments	Pledged	Amount
TBA Commitments
Goldman Sachs
& Co. LLC	$29,201,268	$—	$29,201,268	$(29,201,268)	$—	$—
Wells Fargo
Securities, LLC	18,066,208	—	18,066,208	(17,566,208)	(500,000)	—
	$47,267,476	$—	$47,267,476	$(46,767,476)	$(500,000)	$—

In some instances, the collateral amounts disclosed in the tables were adjusted due to the requirement to limit the collateral amounts to avoid the effect of overcollateralization. Actual collateral received/pledged may be more than the amounts disclosed herein.

D.
Federal Income Taxes. The Funds’ policy is to comply with the provisions of Subchapter M of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies and to distribute substantially all of their net investment income and net capital gains to shareholders. Therefore, no federal income tax provision is required. Each Fund plans to file U.S. Federal and various state and local tax returns. Each Fund recognizes the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained. Management has analyzed each Fund’s uncertain tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions. Management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next 12 months. Income and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits on uncertain tax positions as income tax expenses in the Statement of Operations. During the current fiscal period, the Funds did not incur any interest or penalties.

E.
Security Transactions and Investment Income. Investment securities transactions are accounted for on the trade date. Gains and losses realized from sales of securities are determined on a specific identification basis. Dividend income is recorded on the ex-dividend date. Withholding taxes on foreign dividends and foreign taxes on capital gains have been provided for in accordance with the Funds’ understanding

VIDENT FUNDS

NOTES TO FINANCIAL STATEMENTS
August 31, 2019 (Continued)

of the applicable tax rules and regulations. Interest income is recorded on an accrual basis. Discounts and premiums on securities purchased are accreted and amortized using the effective yield method. Paydown gains and losses on mortgage-related and other asset-backed securities are recorded as components of interest income on the Statements of Operations.

Distributions received from the Funds’ investments in a real estate investment trust (“REIT”) may be characterized as ordinary income, net capital gain, or a return of capital. The proper characterization of REIT distributions is generally not known until after the end of each calendar year. As such, the Funds must use estimates in reporting the character of their income and distributions for financial statement purposes. The actual character of distributions to the Funds’ shareholders will be reflected on the Form 1099 received by shareholders after the end of the calendar year. Due to the nature of REIT investments, a portion of the distributions received by a Fund’s shareholders may represent a return of capital.

F.
Distributions to Shareholders. Distributions to shareholders from net investment income for the Funds are declared and paid at least on a quarterly basis and distributions from net realized gains on securities are normally declared and paid on an annual basis. Distributions are recorded on the ex-dividend date.

G.
Use of Estimates. The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements, as well as the reported amounts of revenues and expenses during the current fiscal period. Actual results could differ from those estimates.

H.
Share Valuation. The NAV per share of each Fund is calculated by dividing the sum of the value of the securities held by the Fund, plus cash and other assets, minus all liabilities (including estimated accrued expenses) by the total number of shares outstanding for the Fund, rounded to the nearest cent. The Funds’ shares will not be priced on the days on which the New York Stock Exchange, Inc. (“NYSE”) is closed for trading. The offering and redemption price per share for each Fund is equal to the Fund’s NAV per share.

I.
Guarantees and Indemnifications. In the normal course of business, the Funds enter into contracts with service providers that contain general indemnification clauses. Each Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred. However, based on experience, the Funds expect the risk of loss to be remote.

J.
Reclassification of Capital Accounts. U.S. GAAP requires that certain components of net assets relating to permanent differences be reclassified between financial and tax reporting. These reclassifications have no effect on net assets or NAV per share. The permanent differences are primarily due to differing book and tax treatments for

VIDENT FUNDS

NOTES TO FINANCIAL STATEMENTS
August 31, 2019 (Continued)

in-kind transactions, if any. During the current fiscal period, the following table shows the reclassifications made:

	Distributable Earnings
	(Accumulated Deficit)	Paid-In Capital
Vident International Equity Fund	$188,001	$(188,001)
Vident Core U.S. Equity Fund	$(9,105,507)	$9,105,507
Vident Core U.S. Bond Strategy ETF	$296,226	$(296,226)

During the current fiscal period, the Funds realized the following net capital gains/(losses) resulting from in-kind redemptions, in which shareholders exchanged Fund shares for securities held by the Fund rather than for cash. Because such gains are not taxable to the Funds, and are not distributed to shareholders, they have been reclassified from distributable earnings (accumulated deficit) to paid-in capital.

Vident International Equity Fund	$(188,001)
Vident Core U.S. Equity Fund	$9,105,507
Vident Core U.S. Bond Strategy ETF	$(296,226)

K.
Subsequent Events. In preparing these financial statements, management has evaluated events and transactions for potential recognition or disclosure through the date the financial statements were issued. There were no events or transactions that occurred during the period subsequent to the end of the current fiscal period, that materially impacted the amounts or disclosures in the Funds’ financial statements.

L.
New Accounting Pronouncements. In March 2017, the FASB issued Accounting Standards Update (“ASU”) No. 2017-08, Receivables—Nonrefundable Fees and Other Costs (Subtopic 310-20): Premium Amortization on Purchased Callable Debt Securities. The amendments in the ASU shorten the amortization period for certain callable debt securities, held at a premium, to be amortized to the earliest call date. The ASU does not require an accounting change for securities held at a discount; which continues to be amortized to estimated maturity. The ASU is effective for fiscal years and interim periods within those fiscal years beginning after December 15, 2018. Management is currently evaluating the impact these changes will have on the Funds’ financial statements and disclosures.

In August 2018, FASB issued ASU 2018-13, Fair Value Measurement (Topic 820): Disclosure Framework—Changes to the Disclosure Requirements for Fair Value Measurement (“ASU 2018-13”). The primary focus of ASU 2018-13 is to improve the effectiveness of the disclosure requirements for fair value measurements. The changes affect all companies that are required to include fair value measurement disclosures. In general, the amendments in ASU 2018-13 are effective for all entities for fiscal years and interim periods within those fiscal years, beginning after December 15, 2019. An entity is permitted to early adopt the removed or modified disclosures upon the issuance of ASU 2018-13 and may delay adoption of the additional disclosures, which are required for public companies only, until their effective date. Management has evaluated the impact of these changes and has adopted the disclosure framework.

VIDENT FUNDS

NOTES TO FINANCIAL STATEMENTS
August 31, 2019 (Continued)

NOTE 3 – COMMITMENTS AND OTHER RELATED PARTY TRANSACTIONS

Vident Advisory, LLC (the “Adviser”) serves as the investment adviser to the Funds, and is a wholly-owned subsidiary of Vident Financial, LLC, the Index Provider (“Vident Financial”).  Pursuant to an Investment Advisory Agreement (“Advisory Agreement”) between the Trust, on behalf of the Funds, and the Adviser, the Adviser provides investment advice to the Funds and oversees the day-to-day operations of the Funds, subject to the direction and control of the Board and the officers of the Trust. Prior to April 1, 2019, Exchange Traded Concepts, LLC served as the investment adviser to the Funds. Under the Advisory Agreement, the Adviser has agreed to pay all expenses incurred by the Funds except for the fee paid to the Adviser pursuant to this Agreement, interest charges on any borrowings, dividends and other expenses on securities sold short, taxes, brokerage commissions and other expenses incurred in placing orders for the purchase and sale of securities and other investment instruments, acquired fund fees and expenses, accrued deferred tax liability, extraordinary expenses, and distribution fees and expenses paid by the Trust under any distribution plan adopted pursuant to Rule 12b-1 under the 1940 Act (collectively, “Excluded Expenses”). The Adviser may delegate its responsibility to pay some or all expenses incurred by the Funds, except for Excluded Expenses, to one or more third parties, including but not limited to, Vident Investment Advisory, LLC (the “Sub-Adviser”) a wholly-owned subsidiary of Vident Financial.  For its services, the Sub-Adviser is paid a fee by the Adviser, which is calculated daily and paid monthly, at an annual rate based on the average daily net assets of each Fund. Effective January 31, 2018, for services provided to the Funds, Vident International Equity Fund pays the Adviser 0.61%, Vident Core U.S. Equity Fund pays the Adviser 0.50%, and Vident Core U.S. Bond Strategy ETF pays the Adviser 0.41% at an annual rate based on each Fund’s average daily net assets. Prior to January 31, 2018, Vident International Equity Fund, Vident Core U.S. Equity Fund and Vident Core U.S. Bond Strategy ETF paid the Adviser 0.68%, 0.55% and 0.45%, respectively, at an annual rate based on each Fund’s average daily net assets. Prior to March 1, 2015, Vident International Equity Fund paid the Adviser 0.75% at an annual rate based on the Fund’s average daily net assets. From January 1, 2018 to January 31, 2018 the Adviser contractually waived 0.07%, 0.05% and 0.04% of their adviser fee from the Vident International Equity Fund, Vident Core U.S. Equity Fund and Vident Core U.S. Bond Strategy ETF, respectively. Fees waived under this waiver agreement are not subject to recoupment by the Adviser.

U.S. Bancorp Fund Services, LLC (“Fund Services” or “Administrator”), doing business as U.S. Bank Global Fund Services, acts as the Funds’ Administrator and, in that capacity, performs various administrative and accounting services for the Funds. The Administrator prepares various federal and state regulatory filings, reports and returns for the Funds, including regulatory compliance monitoring and financial reporting; prepares reports and materials to be supplied to the Board; monitors the activities of the Funds’ Custodian, transfer agent and accountants. Fund Services also serves as the

VIDENT FUNDS

NOTES TO FINANCIAL STATEMENTS
August 31, 2019 (Continued)

transfer agent and fund accountant to the Funds. U.S. Bank N.A. (the “Custodian”), an affiliate of Fund Services, serves as the Funds’ Custodian.

Quasar Distributors, LLC, (the “Distributor”) acts as the Funds’ principal underwriter in a continuous public offering of the Funds’ shares. The Distributor is an affiliate of the Administrator.

Bank of New York Mellon (“BNY” or the “Sub-Custodian”) acts as Vident International Equity Fund’s securities lending agent and the Custodian acts as Vident Core U.S. Equity Fund’s securities lending agent (the “Securities Lending Agents”).

A Trustee and all officers of the Trust are affiliated with the Administrator, Distributor, and Custodian.

NOTE 4 – SECURITIES LENDING

Vident International Equity Fund and Vident Core U.S. Equity Fund may lend up to 33 1/3% of the value of the securities in their portfolios to brokers, dealers and financial institutions (but not individuals) under terms of participation in a securities lending programs administered by the Securities Lending Agents. The securities lending agreements require that loans are collateralized at all times in an amount equal to at least 102% of the value of any domestic loaned securities at the time of the loan, plus accrued interest. The use of loans of foreign securities, which are denominated and payable in U.S. dollars, shall be collateralized in an amount equal to 105% of the value of any loaned securities at the time of the loan plus accrued interest. The Funds receive compensation in the form of fees and earn interest on the non-cash and cash collateral. The amount of fees depends on a number of factors including the type of security and length of the loan. The Funds continue to receive interest payments or dividends on the securities loaned during the borrowing period. Gain or loss in the value of securities loaned that may occur during the term of the loan will be for the account of the Funds. The Funds have the right under the terms of the securities lending agreements to recall the securities from the borrower on demand.

The Securities Lending Agreements provide that, in the event of a borrower’s material default, the Securities Lending Agents shall take all actions the Securities Lending Agents deem appropriate to liquidate the collateral, purchase replacement securities at the Securities Lending Agents’ expense, or pay the Fund an amount equal to the market value of the loaned securities, subject to certain limitations which are set forth in detail in the Securities Lending Agreements between the Funds and the Securities Lending Agents.

As of the end of the current fiscal period, Vident International Equity Fund and Vident Core U.S. Equity Fund had loaned securities that were collateralized by cash equivalents. The cash collateral is invested by the Securities Lending Agents in accordance with approved investment guidelines. Those guidelines require the cash collateral to be invested in readily marketable, high quality, short-term obligations; however, such investments are subject to risk of payment delays or default on the part of

VIDENT FUNDS

NOTES TO FINANCIAL STATEMENTS
August 31, 2019 (Continued)

the issuer or counterparty or otherwise may not generate sufficient interest to support the costs associated with securities lending. The Funds could also experience delays in recovering their securities and possible loss of income or value if the borrower fails to return the borrowed securities, although the Funds are indemnified from this risk by contract with the Securities Lending Agents.

As of the end of the current fiscal period, the values of the securities on loan and payable for collateral due to brokers were as follows:

	Value of	Payable for Collateral
	Securities	Received (excludes
Fund	on Loan	non-cash collateral)
Vident International Equity Fund	$22,312,741	$16,256,063
Vident Core U.S. Equity Fund	$8,249,865	$8,460,725

Non-cash collateral received by Vident International Equity Fund was in the form of U.S. Treasury Notes and Bonds with a value of $7,965,732.

Vident International Equity Fund receives cash as collateral in return for securities loaned as part of the securities lending program. The collateral is invested in various short-term money markets and repurchase agreements with selected commercial banks and broker dealers, under which the Fund acquires U.S. Government obligations, as collateral subject to an obligation of the counterparty to repurchase and the Fund to resell the securities at an agreed upon time and price. The Fund, through the Sub-Custodian, receives delivery of the underlying securities collateralizing repurchase agreements. The Fund requires the Sub-Custodian to take possession of all securities held as collateral for repurchase agreements. The Fund and the counterparties are permitted to sell, re-pledge, or use the collateral associated with the transaction and it is the Fund’s policy that the fair value of the collateral be at least equal to 102% of the repurchase price. The value of the related collateral that the Fund received for repurchase agreements exceeded the value of the repurchase agreements at the end of the current fiscal period. The Schedule of Investments for the Fund includes the investments purchased with particular cash collateral holdings as of the end of the current fiscal period.

The interest income earned by the Funds on non-cash collateral and investments of cash collateral received from borrowers for the securities loaned to them (“Securities Lending Income”) is reflected in the Funds’ Statements of Operations. Fees and interest income earned on collateral investments and recognized by the Funds during the current fiscal period, were as follows:

Fund	Fees and Interest Earned
Vident International Equity Fund	$226,655
Vident Core U.S. Equity Fund	$83,364

VIDENT FUNDS

NOTES TO FINANCIAL STATEMENTS
August 31, 2019 (Continued)

SECURED BORROWINGS

The following represents gross obligations for secured borrowings by the type of collateral pledged and remaining time to maturity.

Vident International Equity Fund

	Remaining Contractual Maturity of the Agreements
Securities	Overnight			Greater
Lending	and	Up to	30-90	than
Transactions	Continuous	30 Days	Days	90 Days	Total
Repurchase agreements
collateralized by various
U.S. government
obligations	$15,946,063	$—	$—	$—	$15,946,063
U.S. Treasury
Notes and Bonds	$—	$946	$287,122	$7,677,664	$7,965,732
Money Markets	$310,000	$—	$—	$—	$310,000
Total Borrowings	$16,256,063	$946	$287,122	$7,677,664	$24,221,795

Vident Core U.S. Equity Fund

	Remaining Contractual Maturity of the Agreements
Securities	Overnight			Greater
Lending	and	Up to	30-90	than
Transactions	Continuous	30 Days	Days	90 Days	Total
Money Markets	$8,460,725	$—	$—	$—	$8,460,725
Total Borrowings	$8,460,725	$—	$—	$—	$8,460,725

Due to the absence of a master netting agreement related to the Funds’ participation in securities lending, no additional offsetting disclosures have been made on behalf of the Funds.

NOTE 5 – PURCHASES AND SALES OF SECURITIES

During the current fiscal period, purchases and sales of securities by the Funds, excluding short-term securities and in-kind transactions, were as follows:

	Purchases	Sales
Vident International Equity Fund	$446,970,481	$442,126,379
Vident Core U.S. Equity Fund	$373,381,031	$376,247,026
Vident Core U.S. Bond Strategy ETF	$1,858,877,546	$1,927,002,183

During the current fiscal period, in-kind transactions associated with creations and redemptions were as follows:

	Purchases	Sales
Vident International Equity Fund	$41,642,577	$20,659,140
Vident Core U.S. Equity Fund	$25,219,045	$114,225,803
Vident Core U.S. Bond Strategy ETF	$7,087,635	$21,332,426

VIDENT FUNDS

NOTES TO FINANCIAL STATEMENTS
August 31, 2019 (Continued)

There were no purchases or sales of U.S. Government securities in Vident International Equity Fund or Vident Core U.S. Equity Fund during the current fiscal period.  Included in the amounts for Vident Core U.S. Bond Strategy ETF there were $1,409,377,209 of purchases and $1,460,763,183 of sales of U.S. Government securities during the current fiscal period.

NOTE 6 – INCOME TAX INFORMATION

The components of distributable earnings (accumulated deficit) and cost basis of investments for federal income tax purposes as of August 31, 2019, were as follows:

	Vident	Vident	Vident Core
	International	Core U.S.	U.S. Bond
	Equity Fund	Equity Fund	Strategy ETF
Tax cost of investments	$603,425,028	$491,106,009	$506,663,169
Gross tax unrealized appreciation	$44,035,283	$44,574,595	$23,717,607
Gross tax unrealized depreciation	(64,475,490)	(49,467,281)	(1,056,847)
Net tax unrealized
appreciation/(depreciation)	(20,440,207)	(4,892,686)	22,660,760
Undistributed ordinary income	6,706,194	1,424,939	3,073,944
Undistributed long-term capital gain	—	—	—
Accumulated gain/(loss)	6,706,194	1,424,939	3,073,944
Other accumulated gain/(loss)	(138,973,831)	(81,649,258)	(17,123,225)
Distributable earnings/
(accumulated deficit)	$(152,707,844)	$(85,117,005)	$8,611,479

The differences between book and tax-basis cost are attributable to the realization for tax purposes of unrealized gains on investments in passive foreign investment companies and wash sales.

A regulated investment company may elect for any taxable year to treat any portion of any qualified late year loss as arising on the first day of the next taxable year. Qualified late year losses are certain capital and ordinary losses which occur during the portion of the Funds’ taxable year subsequent to October 31 and December 31, respectively. For the taxable year ended August 31, 2019, the Funds did not elect to defer any post-October capital losses or late-year ordinary losses.

As of August 31, 2019, the Funds had the following capital loss carryforwards available for federal income tax purposes, with an indefinite expiration:

	Short-Term	Long-Term
Vident International Equity Fund	$130,050,197	$8,909,964
Vident Core U.S. Equity Fund	$78,172,824	$3,476,434
Vident Core U.S. Bond Strategy ETF	$8,983,110	$8,140,115

Vident Core U.S. Bond Strategy ETF utilized $4,159,980 of capital loss carryforward during the current fiscal period.

VIDENT FUNDS

NOTES TO FINANCIAL STATEMENTS
August 31, 2019 (Continued)

The tax character of distributions paid by the Funds during the current fiscal year ended August 31, 2019, was as follows:

	Ordinary Income	Capital Gains
Vident International Equity Fund	$16,869,109	$—
Vident Core U.S. Equity Fund	$8,142,853	$—
Vident Core U.S. Bond Strategy ETF	$15,195,394	$—

The tax character of distributions paid by the Funds during the fiscal year ended August 31, 2018, was as follows:

	Ordinary Income	Capital Gains
Vident International Equity Fund	$16,139,876	$—
Vident Core U.S. Equity Fund	$7,946,564	$—
Vident Core U.S. Bond Strategy ETF	$13,197,299	$—

NOTE 7 – SHARE TRANSACTIONS

Shares of the Funds are listed and traded on New York Stock Exchange Arca, Inc.(“NYSE Arca”). Market prices for the shares may be different from their NAV. The Funds issue and redeem shares on a continuous basis at NAV generally in blocks of 100,000 shares, called “Creation Units.” Creation Units are issued and redeemed principally in-kind for securities included in a specified universe. Once created, shares generally trade in the secondary market at market prices that change throughout the day. Except when aggregated in Creation Units, shares are not redeemable securities of a Fund. Shares of a Fund may only be purchased or redeemed by certain financial institutions (“Authorized Participants”). An Authorized Participant is either (i) a broker-dealer or other participant in the clearing process through the Continuous Net Settlement System of the National Securities Clearing Corporation or (ii) a Depository Trust Company participant and, in each case, must have executed a Participant Agreement with the Distributor. Most retail investors do not qualify as Authorized Participants nor have the resources to buy and sell whole Creation Units. Therefore, they are unable to purchase or redeem the shares directly from a Fund. Rather, most retail investors may purchase shares in the secondary market with the assistance of a broker and are subject to customary brokerage commissions or fees.

The Funds each currently offer one class of shares, which have no front end sales loads, no deferred sales charges, and no redemption fees. A fixed transaction fee is imposed for the transfer and other transaction costs associated with the purchase or sale of Creation Units. Vident International Equity Fund charges $5,000; Vident Core U.S. Equity Fund and Vident Core U.S. Bond Strategy ETF each charge $750 for the standard fixed transaction fee, payable to the Custodian. The fixed transaction fee may be waived on transaction orders if the Funds’ Custodian has determined to waive some or all of the costs associated with the order, or another party, such as the Adviser, has agreed to pay such fee. In addition, a variable fee may be charged on all cash transactions or substitutes for Creation Units of up to a maximum of 2% in Vident International Equity Fund and Vident Core U.S. Equity Fund and up to a maximum of 3% in Vident Core U.S. Bond

VIDENT FUNDS

NOTES TO FINANCIAL STATEMENTS
August 31, 2019 (Continued)

Strategy ETF as a percentage of the value of the Creation Units subject to the transaction. Variable fees are imposed to compensate the Funds for the transaction costs associated with the cash transactions fees. Variable fees received by each Fund, if any, are displayed in the Capital Share Transactions sections of the Statements of Changes in Net Assets. Each Fund may issue an unlimited number of shares of beneficial interest, with no par value. Shares of each Fund have equal rights and privileges.

NOTE 8 – BENEFICIAL OWNERSHIP

The beneficial ownership, either directly or indirectly, of 25% or more of the voting securities of a fund creates a presumption of control of a fund, under section 2(a)(9) of the 1940 Act. As of the end of the current fiscal period, Thrivent Trust Company, as a beneficial shareholder, owned greater than 25% of the outstanding shares of each Fund.

VIDENT FUNDS

REPORT OF INDEPENDENT REGISTERED
PUBLIC ACCOUNTING FIRM

To the Shareholders of Vident Funds and
Board of Trustees of ETF Series Solutions

Opinion on the Financial Statements

We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of Vident International Equity Fund, Vident Core U.S. Equity Fund, and Vident Core U.S. Bond Strategy ETF (the “Funds”), each a series of ETF Series Solutions, as of August 31, 2019, and the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five periods in the period then ended, including the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds as of August 31, 2019, the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended, and the financial highlights for each of the five periods in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits.  We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB.  Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and confirmation of securities owned as of August 31, 2019, by correspondence with the custodian and brokers. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements.  We believe that our audits provide a reasonable basis for our opinion.

We have served as the auditor of one or more of Exchange Traded Concepts, LLC’s investment companies since 2012. We have served as the auditor of one or more of Vident Advisory, LLC’s investment companies since 2013.

COHEN & COMPANY, LTD.
Milwaukee, Wisconsin
October 29, 2019

VIDENT FUNDS

TRUSTEES AND OFFICERS
(Unaudited)

Additional information about each Trustee of the Trust is set forth below. The address of each Trustee of the Trust is c/o USBFS, 615 E. Michigan Street, Milwaukee, WI 53202.

		Term of		Number of	Other
	Position	Office		Portfolios	Directorships
	Held	and		in Fund	Held by
Name	with	Length		Complex	Trustee
and Year	the	of Time	Principal Occupation(s)	Overseen by	During Past
of Birth	Trust	Served	During Past Five Years	Trustee	Five Years
Independent Trustees
Leonard M.	Lead	Indefinite	Retired; formerly Chief	50	Independent
Rush, CPA	Indepen-	term;	Financial Officer,		Trustee,
Born: 1946	dent	since 2012	Robert W. Baird		Managed
	Trustee		& Co. Incorporated		Portfolio Series
	and		(wealth management		(39 portfolios)
	Audit		firm) (2000–2011).		(since 2011).
Committee
Chairman

David A. Massart	Trustee	Indefinite	Co-Founder, President,	50	Independent
Born: 1967		term;	and Chief Investment		Trustee,
		since 2012	Strategist, Next Generation		Managed
			Wealth Management, Inc.		Portfolio Series
			(since 2005).		(39 portfolios)
(since 2011).

Janet D. Olsen	Trustee	Indefinite	Retired; formerly Managing	50	Independent
Born: 1956		term;	Director and General Counsel,		Trustee,
		since 2018	Artisan Partners Limited		PPM Funds
			Partnership (investment adviser)		(9 portfolios)
			(2000–2013); Executive Vice		(since 2018).
President and General Counsel,
Artisan Partners Asset
Management Inc. (2012–2013);
Vice President and General
Counsel, Artisan Funds, Inc.
(investment company)
(2001–2012).
Interested Trustee
Michael A. Castino	Trustee	Indefinite	Senior Vice President, U.S.	50	None
Born: 1967	and	term;	Bancorp Fund Services, LLC
	Chairman	Trustee	(since 2013); Managing Director
		since 2014;	of Index Services, Zacks
		Chairman	Investment Management
		since 2013	(2011–2013).

VIDENT FUNDS

TRUSTEES AND OFFICERS
(Unaudited) (Continued)

The officers of the Trust conduct and supervise its daily business. The address of each officer of the Trust is c/o USBFS, 615 E. Michigan Street, Milwaukee, WI 53202. Additional information about the Principal Officers of the Trust is as follows:

Term of
	Position(s)	Office
	Held	and
Name	with	Length
and Year	the	of Time
of Birth	Trust	Served	Principal Occupation(s) During Past Five Years
Principal Officers of the Trust
Kristina R. Nelson	President	Indefinite	Vice President, U.S. Bancorp Fund Services, LLC
Born: 1982		term;	(since 2014); Assistant Vice President, U.S. Bancorp Fund
		since 2019	Services, LLC (2013–2014).

Michael D.	Vice	Indefinite	Senior Vice President, U.S. Bancorp Fund Services, LLC
Barolsky	President	term;	(since 2019); Vice President, U.S. Bancorp Fund Services,
Born: 1981	and	since 2014	LLC (2012-2019); Associate, Thompson Hine LLP
	Secretary	(other roles	(law firm) (2008–2012).
since 2013)

James R. Butz	Chief	Indefinite	Senior Vice President, U.S. Bancorp Fund Services, LLC
Born: 1982	Compliance	term;	(since 2015); Vice President, U.S. Bancorp Fund Services,
	Officer	since 2015	LLC (2014–2015); Assistant Vice President, U.S. Bancorp
Fund Services, LLC (2011–2014).

Kristen M.	Treasurer	Indefinite	Vice President, U.S. Bancorp Fund Services, LLC
Weitzel, CPA		term;	(since 2015); Assistant Vice President, U.S. Bancorp Fund
Born: 1977		since 2014	Services, LLC (2011–2015); Manager,
		(other roles	PricewaterhouseCoopers LLP (accounting firm)
		since 2013)	(2005–2011).

Brett M.	Assistant	Indefinite	Vice President, U.S. Bancorp Fund Services, LLC
Wickmann	Treasurer	term;	(since 2017); Assistant Vice President, U.S. Bancorp Fund
Born: 1982		since 2017	Services, LLC (2012–2017).

Elizabeth A.	Assistant	Indefinite	Assistant Vice President, U.S. Bancorp Fund Services, LLC
Winske	Treasurer	term;	(since 2016); Officer, U.S. Bancorp Fund Services, LLC
Born: 1983		since 2017	(2012–2016).

Jason Shlensky	Assistant	Indefinite	Assistant Vice President, U.S. Bancorp Fund Services, LLC
Born: 1987	Treasurer	term;	(since 2019); Officer, U.S. Bancorp Fund Services, LLC
		Since 2019	(2014–2019).

The Statement of Additional Information (“SAI”) includes additional information about the Trustees and is available without charge, upon request, by calling toll free (800) 617-0004, by accessing the SEC’s website at www.sec.gov, or by accessing the website at www.videntfinancialsolutions.com.

VIDENT FUNDS

EXPENSE EXAMPLE
For the Six-Months Ended August 31, 2019 (Unaudited)

As a shareholder of the Funds you incur two types of costs: (1) transaction costs, including brokerage commissions on purchases and sales of Fund shares, and (2) ongoing costs, including management fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the six-month period (March 1, 2019 – August 31, 2019).

Actual Expenses

The first line of the table provides information about actual account values based on actual returns and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then, multiply the result by the number in the first line under the heading entitled “Expenses Paid During the Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table provides information about hypothetical account values based on a hypothetical return and hypothetical expenses based on the Funds’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Funds’ actual returns. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as brokerage commissions paid on purchases and sales of Fund shares. Therefore, the second line of the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. If these transactional costs were included, your costs would have been higher.

VIDENT FUNDS

EXPENSE EXAMPLE
For the Six-Months Ended August 31, 2019 (Unaudited) (Continued)

Vident International Equity Fund

	Beginning	Ending	Expenses
	Account Value	Account Value	Paid During	Annualized
	March 1, 2019	August 31, 2019	the Period(a)	Expense Ratio
Actual	$1,000.00	$ 932.60	$2.97	0.61%
Hypothetical
(5% annual return
before expenses)	$1,000.00	$1,022.13	$3.11	0.61%

Vident Core U.S. Equity Fund

	Beginning	Ending	Expenses
	Account Value	Account Value	Paid During	Annualized
	March 1, 2019	August 31, 2019	the Period(a)	Expense Ratio
Actual	$1,000.00	$ 950.00	$2.46	0.50%
Hypothetical
(5% annual return
before expenses)	$1,000.00	$1,022.68	$2.55	0.50%

Vident Core U.S. Bond Strategy ETF

	Beginning	Ending	Expenses
	Account Value	Account Value	Paid During	Annualized
	March 1, 2019	August 31, 2019	the Period(a)	Expense Ratio
Actual	$1,000.00	$1,080.50	$2.15	0.41%
Hypothetical
(5% annual return
before expenses)	$1,000.00	$1,023.14	$2.09	0.41%

(a)
The dollar amounts shown as expenses paid during the period are equal to the annualized expense ratio multiplied by the average account value during the period, multiplied by 184/365, to reflect the one-half year period.

VIDENT FUNDS

FEDERAL TAX INFORMATION
(Unaudited)

QUALIFIED DIVIDEND INCOME/DIVIDENDS RECEIVED DEDUCTION

For the current fiscal period end, certain dividends paid by the Funds may be subject to a maximum tax rate of 23.8%, as provided for by the Jobs and Growth Tax Relief Reconciliation Act of 2003.  The percentage of dividends declared from ordinary income designated as qualified dividend income was as follows:

Vident International Equity Fund	78.78%
Vident Core U.S. Equity Fund	100.00%
Vident Core U.S. Bond Strategy ETF	0.00%

For corporate shareholders, the percent of ordinary income distributions qualifying for the corporate dividends received deduction for the fiscal year end was as follows:

Vident International Equity Fund	1.15%
Vident Core U.S. Equity Fund	100.00%
Vident Core U.S. Bond Strategy ETF	0.00%

SHORT-TERM CAPITAL GAIN

The percentage of taxable ordinary income distributions that are designated as short-term capital gain distributions under Internal Revenue Section 871(k)(2)(C) for each Fund were as follows:

Vident International Equity Fund	0.00%
Vident Core U.S. Equity Fund	0.00%
Vident Core U.S. Bond Strategy ETF	0.00%

VIDENT FUNDS

FEDERAL TAX INFORMATION
(Unaudited) (Continued)

FOREIGN TAX CREDIT PASS THROUGH

Pursuant to Section 853 of the Internal Revenue code, the Funds designate the following amounts as foreign taxes paid for the year ended August 31, 2019.  Foreign taxes paid for purposes of Section 853 may be less than actual foreign taxes paid for financial statement purposes.

Portion of
Ordinary Income
Distribution
	Creditable	Per	Derived from
	Foreign Taxes	Share	Foreign
	Paid	Amount	Sourced Income
Vident International Equity Fund	$2,318,686	$0.0920	100.00%
Vident Core U.S. Equity Fund	—	—	—
Vident Core U.S. Bond Strategy ETF	—	—	—

Foreign taxes paid or withheld should be included in taxable income with an offsetting deduction from gross income or as a credit for taxes paid to foreign governments.

Above figures may differ from those cited elsewhere in this report due to difference in the calculation of income and gains under GAAP purposes and Internal Revenue Service purposes.

Shareholders are strongly advised to consult their own tax advisers with respect to the tax consequences of their investments in the Funds.

VIDENT FUNDS

INFORMATION ABOUT PORTFOLIO HOLDINGS
(Unaudited)

The Funds file their complete schedules of portfolio holdings for their first and third fiscal quarters with the SEC on Part F of Form N-PORT. The Funds’ Part F of Form N-PORT is available without charge, upon request, by calling toll-free at (800) 617-0004.  Furthermore, you may obtain the Part F of Form N-PORT on the SEC’s website at www.sec.gov. Each Fund’s portfolio holdings are posted on their website at www.videntfinancialsolutions.com daily.

INFORMATION ABOUT PROXY VOTING
(Unaudited)

A description of the policies and procedures the Funds use to determine how to vote proxies relating to portfolio securities is provided in the SAI.  The SAI is available without charge, upon request, by calling toll-free at (800) 617-0004, by accessing the SEC’s website at www.sec.gov, or by accessing the website at www.videntfinancialsolutions.com.

Information regarding how the Funds voted proxies relating to portfolio securities during the twelve months ending June 30 is available by calling toll-free at (800) 617-0004 or by accessing the SEC’s website at www.sec.gov.

FREQUENCY DISTRIBUTION OF PREMIUMS AND DISCOUNTS
(Unaudited)

Information regarding how often shares of the Funds trade on the exchange at a price above (i.e., at a premium) or below (i.e., at a discount) the NAV of the Funds is available, without charge, on the Funds’ website at www.videntfinancialsolutions.com.

Adviser
Vident Advisory, LLC
1125 Sanctuary Parkway, Suite 515
Alpharetta, Georgia  30009

Sub-Adviser
Vident Investment Advisory, LLC
1125 Sanctuary Parkway, Suite 515
Alpharetta, Georgia  30009

Index Provider
Vident Financial, LLC
1125 Sanctuary Parkway, Suite 515
Alpharetta, Georgia  30009

Distributor
Quasar Distributors, LLC
777 East Wisconsin Avenue, 6th Floor
Milwaukee, Wisconsin  53202

Custodian
U.S. Bank National Association
1555 North Rivercenter Drive, Suite 302
Milwaukee, Wisconsin  53212

Transfer Agent
U.S. Bancorp Fund Services, LLC
615 East Michigan Street
Milwaukee, Wisconsin  53202

Independent Registered Public Accounting Firm
Cohen & Company, Ltd.
342 North Water Street, Suite 830
Milwaukee, Wisconsin  53202

Legal Counsel
Morgan, Lewis & Bockius LLP
1111 Pennsylvania Avenue NW
Washington, DC  20004-2541

Vident International Equity Fund	Vident Core U.S. Equity Fund
Symbol – VIDI	Symbol – VUSE
CUSIP – 26922A404	CUSIP – 26922A503

Vident Core U.S. Bond Strategy ETF
Symbol – VBND
CUSIP – 26922A602

Item 2. Code of Ethics.

The registrant has adopted a code of ethics that applies to the registrant’s principal executive officer and principal financial officer.  The registrant has not made any substantive amendments to its code of ethics during the period covered by this report.  The registrant has not granted any waivers from any provisions of the code of ethics during the period covered by this report.

A copy of the registrant’s Code of Ethics is filed herewith.

Item 3. Audit Committee Financial Expert.

The registrant’s board of trustees has determined that there is at least one audit committee financial expert serving on its audit committee. Mr. Leonard Rush is the “audit committee financial expert” and is considered to be “independent” as each term is defined in Item 3 of Form N‑CSR.

Item 4. Principal Accountant Fees and Services.

The registrant has engaged its principal accountant to perform audit services, audit-related services, tax services and other services during the past two fiscal years.  “Audit services” refer to performing an audit of the registrant's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years.  “Audit-related services” refer to the assurance and related services by the principal accountant that are reasonably related to the performance of the audit.  “Tax services” refer to professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning.  There were no “Other services” provided by the principal accountant. The following table details the aggregate fees billed or expected to be billed for each of the last two fiscal years for audit fees, audit-related fees, tax fees and other fees by the principal accountant.

Vident International Equity Fund
	FYE 8/31/2019	FYE 8/31/2018
Audit Fees	$16,000	$16,000
Audit-Related Fees	N/A	N/A
Tax Fees	$3,000	$3,000
All Other Fees	N/A	N/A

Vident Core U.S Equity Fund
	FYE 8/31/2019	FYE 8/31/2018
Audit Fees	$14,500	$14,500
Audit-Related Fees	N/A	N/A
Tax Fees	$3,000	$3,000
All Other Fees	N/A	N/A

Vident Core U.S Bond Strategy ETF
	FYE 8/31/2019	FYE 8/31/2018
Audit Fees	$16,000	$16,000
Audit-Related Fees	N/A	N/A
Tax Fees	$3,000	$3,000
All Other Fees	N/A	N/A

The audit committee has adopted pre-approval policies and procedures that require the audit committee to pre‑approve all audit and non‑audit services of the registrant, including services provided to any entity affiliated with the registrant.

The percentage of fees billed by Cohen & Company, Ltd. applicable to non-audit services pursuant to waiver of pre-approval requirement were as follows:

Vident International Equity Fund
	FYE 8/31/2019	FYE 8/31/2018
Audit-Related Fees	0%	0%
Tax Fees	0%	0%
All Other Fees	0%	0%

Vident Core U.S. Equity Fund
	FYE 8/31/2019	FYE 8/31/2018
Audit-Related Fees	0%	0%
Tax Fees	0%	0%
All Other Fees	0%	0%

Vident Core U.S. Bond Strategy ETF
	FYE 8/31/2019	FYE 8/31/2018
Audit-Related Fees	0%	0%
Tax Fees	0%	0%
All Other Fees	0%	0%

All of the principal accountant’s hours spent on auditing the registrant’s financial statements were attributed to work performed by full‑time permanent employees of the principal accountant.  The following table indicates the non-audit fees billed or expected to be billed by the registrant’s accountant for services to the registrant and to the registrant’s investment adviser (and any other controlling entity, etc.—not sub-adviser) for the last two years.  The audit committee of the board of trustees/directors has considered whether the provision of non-audit services that were rendered to the registrant's investment adviser is compatible with maintaining the principal accountant's independence and has concluded that the provision of such non-audit services by the accountant has not compromised the accountant’s independence.

Vident International Equity Fund
Non-Audit Related Fees	FYE 8/31/2019	FYE 8/31/2018
Registrant	N/A	N/A
Registrant’s Investment Adviser	N/A	N/A

Vident Core U.S. Equity Fund
Non-Audit Related Fees	FYE 8/31/2019	FYE 8/31/2018
Registrant	N/A	N/A
Registrant’s Investment Adviser	N/A	N/A

Vident Core U.S. Bond Strategy ETF
Non-Audit Related Fees	FYE 8/31/2019	FYE 8/31/2018
Registrant	N/A	N/A
Registrant’s Investment Adviser	N/A	N/A

Item 5. Audit Committee of Listed Registrants.

The registrant is an issuer as defined in Rule 10A-3 under the Securities Exchange Act of 1934, (the “Act”) and has a separately-designated standing audit committee established in accordance with Section 3(a)(58)(A) of the Act.  The independent members of the committee are as follows: David A. Massart, Leonard M. Rush, and Janet D. Olsen.

Item 6. Investments.

Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed‑End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees.

Item 11. Controls and Procedures.

(a)
The Registrant’s President/principal executive officer and Treasurer/principal financial officer have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d‑15(b) under the Securities Exchange Act of 1934.  Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable to open-end investment companies.

Item 13. Exhibits.

(a)
(1) Any code of ethics or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Filed herewith

(2) A separate certification for each principal executive officer and principal financial officer pursuant to Section 302 of the Sarbanes-Oxley Act of 2002.  Filed herewith.

(3) Any written solicitation to purchase securities under Rule 23c‑1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons.  Not applicable to open-end investment companies.

(4) Change in the registrant’s independent public accountant. There was no change in the registrant’s independent public accountant for the period covered by this report.

(b)	Certifications pursuant to Section 906 of the Sarbanes‑Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant)  ETF Series Solutions

By (Signature and Title)*    /s/Kristina R. Nelson
 Kristina R. Nelson, President (principal executive officer)

Date    November 5, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*    /s/Kristina R. Nelson
 Kristina R. Nelson, President (principal executive officer)

Date    November 5, 2019

By (Signature and Title)*     /s/Kristen M. Weitzel
  Kristen M. Weitzel, Treasurer (principal financial officer)

Date    November 5, 2019

* Print the name and title of each signing officer under his or her signature.